SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /   /


         Pre-Effective Amendment No.                                /    /
                                            -----
         Post-Effective Amendment No.         1                     / X /
                                            -----


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            /    /
OF 1940
         Amendment No.                        2                    /  X /
                                            -----


                        (Check appropriate box or boxes.)


      Access Variable Insurance Trust - File Nos. 333-103393 and 811-21312
               (Exact Name of Registrant as Specified in Charter)

              28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761
               (Address of Principal Executive Offices) (Zip Code)



       Registrant's Telephone Number, including Area Code: (727) 324-0050

               Michael V. Williams, Access Fund Management, LLC,
              28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761
                     (Name and Address of Agent for Service)


                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
              312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ /on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.






417366.4

                                          ACCESS variable insurance trust

                                                   [May 1, 2004]




PROSPECTUS


         Wells S&P REIT IndexSM Portfolio
         Shepherd Opportunity Growth Portfolio
         Potomac Dow 30SM Plus Portfolio
         Potomac OTC Plus Portfolio
         Potomac Mid Cap Plus Portfolio
         Potomac Small Cap Plus Portfolio
         Potomac OTC/Short Portfolio
         Potomac Small Cap/Short Portfolio
         Potomac U.S./Short Portfolio
         Target Multi-Cap 100 Portfolio
         PMFM ETF Portfolio
         Access U.S. Government Money Market Portfolio























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS



WELLS S&P REIT INDEXSM PORTFOLIO................................................
SHEPHERD OPPORTUNITY GROWTH PORTFOLIO...........................................
POTOMAC DOW 30SM PLUS PORTFOLIO.................................................
POTOMAC OTC PLUS PORTFOLIO......................................................
POTOMAC MID CAP PLUS PORTFOLIO..................................................
POTOMAC SMALL CAP PLUS PORTFOLIO................................................
POTOMAC OTC/SHORT PORTFOLIO.....................................................
POTOMAC SMALL CAP/SHORT PORTFOLIO...............................................
POTOMAC U.S./SHORT PORTFOLIO....................................................
TARGET MULTI-CAP 100 PORTFOLIO..................................................
PMFM ETF PORTFOLIO..............................................................
MANAGEMENT......................................................................
ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS...............................
OTHER INFORMATION...............................................................
FINANCIAL HIGHLIGHTS............................................................
PRIVACY POLICY..................................................................
FOR MORE INFORMATION............................................................

The Portfolios:   WELLS S&P REIT INDEXSM PORTFOLIO
                  SHEPHERD OPPORTUNITY GROWTH PORTFOLIO
                  POTOMAC PORTFOLIOS
                                    Potomac Dow 30SM Plus Portfolio
                                    Potomac OTC Plus Portfolio
                                    Potomac Mid Cap Plus Portfolio
                                    Potomac Small Cap Plus Portfolio
                                    Potomac OTC/Short Portfolio
                                    Potomac Small Cap/Short Portfolio
                                    Potomac U.S./Short Portfolio
                           PMFM ETF PORTFOLIO
                           TARGET MULTI-CAP 100 PORTFOLIO
                           ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO


Separate  Accounts:

                    The Portfolios are each a series of the Access Variable Insurance Trust. The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public.

                    This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You should also read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. That prospectus contains information about the contract or policy, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

                        WELLS S&P REIT INDEXSM PORTFOLIO

OBJECTIVE

     This Portfolio seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index").

PRINCIPAL INVESTMENT STRATEGIES

     Investments. Normally, at least 95% of the Portfolio's total assets are invested in the stocks included in the S&P REIT Index. A real estate investment trust ("REIT") is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. The Portfolio will invest in stocks represented in the S&P REIT Index, in proportions substantially similar to the Index. The Portfolio is normally invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself.

     Target Index. The S&P REIT Index is made up of approximately 100 stocks that constitute a representative sample of all publicly traded REITs. A REIT must be traded on a major U.S. stock exchange in order to be included in the S&P REIT Index. As of December 31, 2002, 100 REITs were included in the Index. S&P REIT Index SM is a service mark of Standard & Poor's Corporation. Standard & Poor's Corporation has no relationship to the Access Variable Insurance Trust, other than the licensing of the service mark for use in connection with the Portfolio's materials. Standard & Poor's Company does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.

     Allocation and Security Selection. The Portfolio is an "index fund." The Portfolio is not actively managed by a sub-adviser that buys and sells securities based on research and analysis. Instead, it is "passively managed," where the sub-adviser attempts to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and relative performance predictability (an index fund is expected to move in the same direction -- up or down -- as its target index).

PRIMARY RISKS

o        Market  Risk.  Overall  stock  market  risks  may  affect  the  value of the  Portfolio.  Factors  such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets (including REITs) and could cause the Portfolio's share price to fall.
o        Real Estate Industry Risk.  REITS are subject to risks  associated with the real estate market as a whole, such as taxation,  regulations and economic and political  factors that negatively  impact the real estate market.  Properties owned by a REIT may decline in value due to overbuilding,  environmental  problems, or local  economic  conditions.  When REIT  profits,  revenues,  or the value of real  estate  owned by REITs decline or fail to meet market  expectations,  REIT stock  prices may decline as well.  Some REITs are not diversified  and are subject to the risks  associated  with financing a limited number of projects.  REITs are  heavily  dependent  upon  their  management  teams and are  subject  to heavy  cash flow  dependency, defaults by  borrowers,  and  self-liquidation.  Therefore,  the  Portfolio's  performance  may  fluctuate accordingly.
o        Interest  Rate Risk.  Increases in interest  rates  typically  lower the present  value of a REIT's future earnings  stream,  and may make  financing  property  purchases and  improvements  more costly.  Since the market price of REIT stocks may change based upon investors'  collective  perceptions of future  earnings, the share price of the Portfolio will generally  decline when  investors  anticipate or experience  rising interest rates.
o        Investment  Competition  Risk. REITs compete with other  investment  opportunities  (for example,  general business stocks,  bonds, money market  instruments,  etc.) for investors'  dollars. If investors invest in these opportunities instead of REITs, then the Portfolio's share price may decline in value.
o        Industry  Concentration  Risk. The Portfolio  concentrates  its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.


PAST PERFORMANCE


     This Prospectus does not include performance information because the Portfolio has less than a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     This table describes the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses................................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement1........................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 [The Portfolios  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  ______,  2004.  This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]


Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 year          3 years          5 years           10 years
         [$152            $484]            $_____            $_____

                      SHEPHERD OPPORTUNITY GROWTH PORTFOLIO


OBJECTIVE

         This Portfolio seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio may invest up to 100% of its assets in common stocks, fixed income securities, in cash or cash equivalents, or in any combination thereof. The Portfolio's sub-adviser allocates the Portfolio's assets among stocks and fixed income securities based on the sub-adviser's assessment of which investments offer the best opportunity for growth of capital. The sub-adviser may invest all or a portion of the Portfolio in cash or cash equivalents if the sub-adviser believes that the market does not present good opportunities for growth.

     When purchasing common stock, the Portfolio invests primarily in "growth" companies. The sub-adviser defines a growth company as one that, at the time of purchase, has a market capitalization equal to or greater than $1 approx. billion and whose price appreciation is outperforming the S&P 500 Index. The sub-adviser uses technical analysis to identify sectors and companies that the sub-adviser believes have superior prospects for growth. The sectors in which the Portfolio will be over-weighted will vary according to the sub-adviser's assessment of market conditions. The sub-adviser uses fundamental analysis to identify companies exhibiting high return on equity, high cash flow per share growth and high earnings per share growth relative to the S&P 500 Index. When purchasing fixed income securities, the sub-adviser selects corporate bonds or U.S. Treasury securities, based on the sub-adviser's assessment of the expected prospects for growth of such securities. The Portfolio may invest in the market directly, by purchasing stocks and fixed income securities, or indirectly, by purchasing exchange traded products such as iShares.

     The Portfolio may purchase put options and sell covered call options on equity securities and securities indexes, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The sub-adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The sub-adviser will engage in active trading of the Portfolio's securities as a result of its overall strategy.

     "Values-based" Investing. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American conservative values. To that end, the Portfolio's sub-adviser uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values, while avoiding companies that affront the values of socially conservative investors.

     Investments are selected on the basis of their ability to contribute to the dual goals of financial soundness and social criteria. Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social screening criteria. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the sub-adviser.

     Allocation and Security  Selection.  The Portfolio may sell a security when
(1) the sub-adviser believes that (1) the company's financial fundamentals or prospects for growth have deteriorated; (2) there has been a change in the company's business model; (3) the sub-advisor has identified a better investment opportunity; (4) the sub-adviser believes the market environment has changed; or
(5) the sub-adviser believes an alternative security selection enhances the risk management of the Portfolio. The Portfolio may also sell a security if the issuing company engages in activities that are inconsistent with the sub-adviser's social screening criteria.

PRIMARY RISKS


o        Management  Risk.  The principal risk of investing in the Portfolio is that the  sub-adviser's  investment strategy will not be successful.  The sectors and individual  companies  selected by the  sub-adviser  may not outperform the S&P 500 Index.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key  management  personnel.  There is also a risk that the price of a security may never reach the level that the sub-adviser  believes is  representative  of its full value or that it may even go down in price.
o        Sector Risk.  Another area of risk involves the potential  focus of the  Portfolio's  assets in securities of a  particular  sector.  Sector  risk is the  possibility  that  securities  within  the  same  group of industries  will  decline  in  price  due to  sector-specific  market  or  economic  developments.  If the
         Portfolio  invests  more  heavily  in a  particular  sector,  the value of its  shares  may be  especially sensitive  to  factors  and  economic  risks  that  specifically  affect  that  sector.  As a result,  the
         Portfolio's  share price may fluctuate  more widely than the value of shares of a mutual fund that invests in a broader  range of  industries.  Additionally,  some  sectors  could be subject to greater  government regulation  than other  sectors.  Therefore,  changes in regulatory  policies for those sectors may have a material  effect on the value of  securities  issued by companies in those  sectors.  The sectors in which the Portfolio may invest more heavily in will vary.
o        Option  Risks.  The  Portfolio  may  terminate an option it has  purchased  by selling it,  allowing it to expire,  or by exercising  the option.  If the option is allowed to expire,  the  Portfolio  will lose the entire  premium it paid (plus  related  transaction  costs).  When the Portfolio  sells call  options,  it receives  cash  but  limits  its  opportunity  to  profit  from an  increase  in the  market  value of the underlying  security or index beyond the exercise  price (plus the premium  received).  When the Portfolio sells put options,  the Portfolio  receives the option  premium,  but will lose money if a decrease in the value of the  underlying  security or index causes the  Portfolio's  costs to cover its  obligations  upon exercise to increase to a level  higher than the option  premium the  Portfolio  received.  The  Portfolio may also  terminate  a  position  in an option it has sold by buying it back in the open  market  prior to expiration.  The  Portfolio  will lose money if the cost to buy back the option  position  is higher  than the premiums originally  received,  due to a rise in the price of the underlying security or index, in the case of  calls,  or a decline  in the  price of the  underlying  security  or index,  in the case of puts.
         Increases  in the  volatility  of the  underlying  security  can also  cause the price of the  options  to increase, thus increasing the Portfolio's cost to cover its obligation.
o        Fixed Income  Risk.  To the extent the  Portfolio  invests in fixed income  securities,  the  Portfolio is subject to interest rate risk, duration risk and credit risk:
o        Interest rate risk. The value of your investment may decrease when interest rates rise.
o        Duration risk.  Prices of fixed income  securities with longer effective  maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o        Credit risk.  The issuer of the fixed  income  security  may not be able to make  interest  and  principal payments when due.  Generally,  the lower the credit  rating of a security,  the greater the risk that the issuer will default on its obligation.
o        Higher  Expenses.  The Portfolio will  indirectly  bear its  proportionate  share of any fees and expenses paid by the  exchange  traded  funds in which it  invests in  addition  to the fees and  expenses  payable directly by the  Portfolio.  Therefore,  the Portfolio  will incur higher  expenses,  many of which may be duplicative.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.


PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees...............................................................................................1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses .................................................................................................1.45%


1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  ________,  2004.  This fee  waiver in part will  include a waiver  passing  to the  Portfolio  the benefit of any waiver of fees payable by the adviser to the sub-adviser].

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year        3 years
$152          $484

                         POTOMAC DOW 30SM PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM (Dow).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Dow. The Portfolio also may invest in DIAMONDS, which are exchange traded funds based on the Dow. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Dow. In addition, the Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on a given day.

     Target Index. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, and Dow 30SM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Access Variable Insurance Trust, other than the licensing of those service marks for use in connection with the Portfolio's materials. Dow Jones does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.


     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the Dow. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS

o        Management  Risk.  The  sub-adviser's  investment  strategy may not be  successful  and, as a result,  the
         Portfolio's  performance  may not correspond to 125% of the Dow's  performance.  Due to the  sub-adviser's aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.


o        Risks  of  Aggressive  Investment  Techniques.  The  Portfolio  uses  investment  techniques  that  may be considered aggressive.  Risks associated with the use of futures contracts,  swap agreements,  and options on securities,  securities indices,  and on futures contracts include  potentially  dramatic price changes
         (losses) in the value of the  instruments  and  imperfect  correlations  between the price of the contract and the  underlying  security or index.  These  instruments  will increase the volatility of the Portfolio and may involve a small  investment  of cash  relative to the  magnitude  of the risk  assumed.  Investors should be aware that while index  futures and options  contracts  closely  correlate  with the  applicable indices  over long  periods,  shorter-term  deviations  occur.  As a result,  the  Portfolio's  short-term performance will reflect such deviation from its target index.
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Leverage  Risk. The Portfolio  employs  leveraged  investment  techniques.  Use of leverage  magnifies the effects of changes in the value of the Portfolio  and makes it more  volatile.  The  leveraged  investment techniques  that the  Portfolio  employs  should cause  investors  in the  Portfolio to lose more money in adverse environments.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.


PAST PERFORMANCE


     This Prospectus does not include performance information because the Portfolio has less than a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     This table describes the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses................................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement1........................................................................................0.05%
Net Expenses ................................................................................................1.45%]


1 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through _____ 2004.  This fee waiver in part will include a waiver  passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]


Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year   3 years          5 years           10 years
[$152    $484]            $_____            $_____

                           POTOMAC OTC PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndeX TM (Nasdaq 100 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Nasdaq 100 Index. The Portfolio may also invest in QQQs, which are exchange traded funds based on the Nasdaq 100 Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Nasdaq 100 Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on a given day.

     Target Index. The Nasdaq 100 Index TM is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.


     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may not  correspond  to 125% of the Nasdaq 100 Index.  Due to the  sub-adviser's aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Risks  of  Aggressive  Investment  Techniques.  The  Portfolio  uses  investment  techniques  that  may be considered aggressive.  Risks associated with the use of futures contracts,  swap agreements,  and options on securities,  securities indices,  and on futures contracts include  potentially  dramatic price changes
         (losses) in the value of the  instruments  and  imperfect  correlations  between the price of the contract and the  underlying  security or index.  These  instruments  will increase the volatility of the Portfolio and may involve a small  investment  of cash  relative to the  magnitude  of the risk  assumed.  Investors should be aware that while index  futures and options  contracts  closely  correlate  with the  applicable indices  over long  periods,  shorter-term  deviations  occur.  As a result,  the  Portfolio's  short-term performance will reflect such deviation from its target index.
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Leverage  Risk. The Portfolio  employs  leveraged  investment  techniques.  Use of leverage  magnifies the effects of changes in the value of the Portfolio  and makes it more  volatile.  The  leveraged  investment techniques  that the  Portfolio  employs  should cause  investors  in the  Portfolio to lose more money in adverse environments.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        Risks of Investing in Internet  Companies.  The Portfolio  may invest a substantial  portion of its assets in Internet  companies listed on the Nasdaq 100 Index. The market prices of  Internet-related  stocks tend to exhibit a greater degree of market risk and sharp price  fluctuations  than other types of investments.
         These  stocks may fall in and out of favor with  investors  rapidly,  which may cause  sudden  selling and dramatically  lower  market  prices.  Internet  stocks  also  may be  affected  adversely  by  changes  in technology,  consumer and business purchasing patterns,  government regulation and/or obsolete products or services.  In addition,  a rising interest rate environment tends to negatively affect Internet companies.
         Those Internet  companies  having high market  valuations may appear less  attractive to investors,  which may cause sharp decreases in the companies' market prices.  Further,  those Internet  companies seeking to finance  their  expansion  would  have  increased  borrowing  costs,  which may  negatively  impact  their earnings. As a result, these factors may negatively affect the performance of the Nasdaq 100 Index.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.


PAST PERFORMANCE


     This Prospectus does not include performance information because the Portfolio has less than a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     This table describes the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.



Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses................................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement1........................................................................................0.05%
Net Expenses ................................................................................................1.45%]


1 [The Portfolios  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets through  _______,  2004.  This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]


Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1 year     3 years          5 years           10 years
       [$152       $484]            $_____            $_____


                         POTOMAC MID CAP PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Standard & Poor's 400 Mid Cap Index TM (S&P 400 Mid Cap Index).


PRINCIPAL INVESTMENT STRATEGIES


     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the S&P 400 Mid Cap Index. The Portfolio may also invest in exchange traded funds (ETFs) based on the S&P 400 Mid Cap Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the S&P 400 Mid Cap Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the S&P 400 Mid Cap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 400 Mid Cap Index decline on a given day.

     Target Index. The S&P 400 Mid Cap Index TM is comprised of the consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of January 1, 2004, the average market capitalization of the companies included in the S&P 400 Mid Cap Index was approximately $______ million. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the S&P 400 Mid Cap Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may  not  correspond  to  125%  of  the  S&P  400  Mid  Cap  Index.  Due  to the
         sub-adviser's  aggressive  investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Risks  of  Aggressive  Investment  Techniques.  The  Portfolio  uses  investment  techniques  that  may be considered aggressive.  Risks associated with the use of futures contracts,  swap agreements,  and options on securities,  securities indices,  and on futures contracts include  potentially  dramatic price changes
         (losses) in the value of the  instruments  and  imperfect  correlations  between the price of the contract and the  underlying  security or index.  These  instruments  will increase the volatility of the Portfolio and may involve a small  investment  of cash  relative to the  magnitude  of the risk  assumed.  Investors should be aware that while index  futures and options  contracts  closely  correlate  with the  applicable indices  over long  periods,  shorter-term  deviations  occur.  As a result,  the  Portfolio's  short-term performance will reflect such deviation from its target index.
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Leverage  Risk. The Portfolio  employs  leveraged  investment  techniques.  Use of leverage  magnifies the effects of changes in the value of the Portfolio  and makes it more  volatile.  The  leveraged  investment techniques  that the  Portfolio  employs  should cause  investors  in the  Portfolio to lose more money in adverse environments.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.


PAST PERFORMANCE


     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.



Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  _________,  2004.  This fee  waiver in part will  include a waiver  passing to the  Portfolio  the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year    3 years
         $[152    $484]

                        POTOMAC SMALL CAP PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000 R Index (Russell 2000 Index).


PRINCIPAL INVESTMENT STRATEGIES


     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Russell 2000 Index. The Portfolio may also invest in exchange traded funds (ETFs) based on the Russell 2000 Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Russell 2000 Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on a given day.

     Target Index. The Russell 2000 Index R is comprised of the smallest 2000 companies in the Russell 3000 Index. As of January 1, 2004, the average market capitalization of the companies included in the Russell 2000 was approximately $______ million. This compares to an average market capitalization of $__
billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may not correspond to 125% of the Russell 2000 Index.  Due to the  sub-adviser's aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Small Company  Risk.  Investing in the  securities  of small  capitalization  companies  involves  greater risks and the  possibility of greater price  volatility than investing in larger  capitalization  and more established  companies.  Smaller  companies  may  have  limited  operating  history,  product  lines,  and financial  resources,  and the securities of these companies may lack sufficient market liquidity.  Any of these factors may negatively impact the performance of the Russell 2000 Index and the Portfolio.
o        Risks  of  Aggressive  Investment  Techniques.  The  Portfolio  uses  investment  techniques  that  may be considered aggressive.  Risks associated with the use of futures contracts,  swap agreements,  and options on securities,  securities indices,  and on futures contracts include  potentially  dramatic price changes
         (losses) in the value of the  instruments  and  imperfect  correlations  between the price of the contract and the  underlying  security or index.  These  instruments  will increase the volatility of the Portfolio and may involve a small  investment  of cash  relative to the  magnitude  of the risk  assumed.  Investors should be aware that while index  futures and options  contracts  closely  correlate  with the  applicable indices  over long  periods,  shorter-term  deviations  occur.  As a result,  the  Portfolio's  short-term performance will reflect such deviation from its target index.
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Leverage  Risk. The Portfolio  employs  leveraged  investment  techniques.  Use of leverage  magnifies the effects of changes in the value of the Portfolio  and makes it more  volatile.  The  leveraged  investment techniques  that the  Portfolio  employs  should cause  investors  in the  Portfolio to lose more money in adverse environments.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.



PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.



Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  _________,  2004.  This fee  waiver in part will  include a waiver  passing to the  Portfolio  the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year   3 years
         $[152    $484]

                           POTOMAC OTC/SHORT PORTFOLIO

OBJECTIVE



     The Portfolio seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nasdaq 100 Index TM (Nasdaq 100 Index).


PRINCIPAL INVESTMENT STRATEGIES


     Investments. The Portfolio primarily takes short positions in the securities of the companies that comprise the Nasdaq 100 Index. The Portfolio may also take short positions in QQQs, which are exchange traded funds based on the Nasdaq 100 Index. This allows the Portfolio to take short positions in a basket of securities consisting of all of the stocks of the Nasdaq 100 Index. The Portfolio also enters into stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase in direct proportion to any decrease in the level of the Nasdaq 100 Index on a given day. Conversely, the net asset value of shares of the Portfolio should decrease in direct proportion to any increase in the level of the Nasdaq 100 Index on a given day.

     Target Index. The Nasdaq 100 Index TM is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that inversely correspond the performance of the Nasdaq 100 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such inverse correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may not inversely  correspond  (opposite) to the  performance  of the Nasdaq 100
         Index.  Due to the  sub-adviser's  aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Internet Company Risk. The Nasdaq 100 Index includes the securities of Internet companies. The market prices of Internet stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden buying and dramatically increase market prices. This volatility may negatively impact the performance of the Portfolio.
o        Risks of Aggressive Investment Techniques.  The Portfolio uses investment techniques that may be considered aggressive. [Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes
         (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index. ][The Portfolio engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in shorted securities are speculative and more risky than "long"
         positions (purchases).  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Portfolio's return, and may result in higher taxes.]
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted  return  on a daily  basis may  cause  the  Portfolio  to  provide  returns  that are worse  than expected.
o        Inverse  Correlation  Risk.  The  Portfolio is  negatively  correlated to its target index and should lose money when its target index rises -- a result that is the opposite from  traditional  equity mutual funds.
         Because  the  Portfolio  seeks  daily  returns  inverse  to its target  index,  the  difference  between a
         Portfolio's  daily return and the return of its target index may be negatively  compounded  during periods in which the markets decline.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.

PAST PERFORMANCE



     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO



     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.



Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  ______,  2004.  This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year   3 years
         $[152    $484]


                        POTOMAC SMALL CAP/SHORT PORTFOLIO


OBJECTIVE


     The Portfolio seeks to provide investment returns that inversely correspond (opposite) to the performance of the Russell 2000 R Index (Russell 2000 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily takes short positions in instruments designed to provide exposure to Russell 2000 Index, including stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indicies. The Portfolio may also take short positions in exchange traded funds (ETFs) based on the Russell 2000 Index. This allows the Portfolio to take short positions in a basket of securities consisting of all of the stocks of the Russell 2000 Index. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase in direct proportion to any decrease in the level of the Russell 2000 Index on a given day. Conversely, the net asset value of shares of the Portfolio should decrease in direct proportion to any increase in the level of the Russell 2000 Index on a given day.

     The Portfolio, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that correspond inversely correspond to the performance of an index that tracks the stocks of small capitalization companies, which includes investments in securities of companies that comprise such index, [ETFs based on such index,] stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

     Target Index. The Russell 2000 Index R is comprised of the smallest 2000 companies in the Russell 3000 Index. As of January 1, 2004, the average market capitalization of the companies included in the Russell 2000 was approximately $______ million. This compares to an average market capitalization of $__
billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that inversely correspond to the Russell 2000 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such inverse correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may not inversely  correspond  (opposite) to the performance of the Russell 2000
         Index.  Due to the  sub-adviser's  aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Small Company  Risk.  The Russell Index includes the  securities  of small  capitalization  companies. The market prices of small capitalization stocks tend to exhibit a greater degree of market risk and sharp price fluctiations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden buying and dramatically increase market prices. This volatility may negatively impact the performance of the Portfolio.
o        Risks of Aggressive Investment Techniques.  The Portfolio uses investment techniques that may be considered aggressive. [Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes
         (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index. ][The Portfolio engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in shorted securities are speculative and more risky than "long"
         positions (purchases).  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Portfolio's return, and may result in higher taxes.]
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted  return  on a daily  basis may  cause  the  Portfolio  to  provide  returns  that are worse  than expected.
o        Inverse  Correlation  Risk.  The  Portfolio is  negatively  correlated to its target index and should lose money when its target index rises -- a result that is the opposite from  traditional  equity mutual funds.
         Because  the  Portfolio  seeks  daily  returns  inverse  to its target  index,  the  difference  between a
         Portfolio's  daily return and the return of its target index may be negatively  compounded  during periods in which the markets decline.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO



     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  _____,  2004.  This fee waiver in part will include a waiver  passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year   3 years
         $[152    $484]

                          POTOMAC U.S./SHORT PORTFOLIO

OBJECTIVE



     The Portfolio seeks to provide investment returns that inversely correspond (opposite) to the performance of the Standard & Poor's 500 Composite Stock Price Index TM (S&P 500 Index).


PRINCIPAL INVESTMENT STRATEGIES


     Investments. The Portfolio primarily takes short positions in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Portfolio to take short positions in a basket of securities consisting of all of the stocks of the S&P 500 Index. The Portfolio also enters into stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase in direct proportion to any decrease in the level of the S&P 500 Index on a given day. Conversely, the net asset value of shares of the Portfolio should decrease in direct proportion to any increase in the level of the S&P 500 Index on a given day.

     Target Index. The S&P 500 Index TM is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that inversely correspond to the performance of the S&P 500 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such inverse correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.


PRIMARY RISKS


o        Management  Risk.  The  sub-adviser's  investment  strategy may not be successful,  and, as a result,  the
         Portfolio's  performance  may not inversely  correspond  (opposite) to the  performance  of the Nasdaq 100
         Index.  Due to the  sub-adviser's  aggressive  investment  techniques  (discussed  below),  this Portfolio presents some risks not associated with most mutual funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key management personnel.
o        Risks of Aggressive Investment Techniques.  The Portfolio uses investment techniques that may be considered aggressive. [Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes
         (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index. ][The Portfolio engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in shorted securities are speculative and more risky than "long"
         positions (purchases).  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Portfolio's return, and may result in higher taxes.]
o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall,  or switching  from one portfolio to another and then back again after a short period of time.  The Adviser  expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs.  Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may  negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term  capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively  impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        Swap  Agreement  Risks.  The  Portfolio may enter into swap  agreements.  The risks  associated  with such agreements  include the risk that the  counterparty  to a swap  agreement may default.  If a  counterparty defaults,  the  Portfolio's  risk of loss will consist of any payments  that the  Portfolio is entitled to receive from the  counterparty  under the agreement.  In addition,  the Portfolio could suffer losses with respect to a swap  agreement if the  Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o        Risk of Poor Tracking.  Several factors may affect the Portfolio's  ability to achieve its targeted return on a daily basis.  During  periods of market  volatility,  the Portfolio may have  difficulty in achieving its  targeted  return  due to high  portfolio  turnover,  transaction  costs  and/or a  temporary  lack of liquidity in the markets for the derivative  securities  held by the  Portfolio.  A failure to achieve its targeted  return  on a daily  basis may  cause  the  Portfolio  to  provide  returns  that are worse  than expected.
o        Inverse  Correlation  Risk.  The  Portfolio is  negatively  correlated to its target index and should lose money when its target index rises -- a result that is the opposite from  traditional  equity mutual funds.
         Because  the  Portfolio  seeks  daily  returns  inverse  to its target  index,  the  difference  between a
         Portfolio's  daily return and the return of its target index may be negatively  compounded  during periods in which the markets decline.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  ______,  2004.  This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year   3 years
         $[152    $484]



                         TARGET MULTI-CAP 100 PORTFOLIO


OBJECTIVE


The Portfolio seeks to provide above-average total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio seeks to achieve its objective by investing in the common stocks of certain companies that the sub-adviser identifies by applying a model based on five specialized strategies: the Dowsm Target 10 Strategy, the S&P Target 10 Strategy, the Global Target 15 Strategy, the Target 25 Strategy and the Target Small-Cap Strategy. The Portfolio will invest approximately equal amounts in each of the five strategies, as of the Stock Selection Date. Under normal circumstances, the Portfolio invests at least 80% of its net assets in accordance with this investment strategy.

     The companies are selected by the sub-adviser pursuant to each strategy only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only on or about the business day immediately following each Stock Selection Date and when cash flow activity occurs in the Portfolio.

     The Dowsm10 Strategy. The Dow Target 10 Strategy invests in the common stock of ten companies included in the Dow Jones Industrial Average ("DJIA"), selected as follows:



|X|      the  sub-adviser  determines  the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date;
|X|      the sub-adviser  allocates  approximately equal amounts of the Dow Target 10 Strategy to the ten companies in the DJIA that have the highest dividend yield.


         The S&P Target 10  Strategy.  The S&P Target 10 Strategy  invests in common  stocks of ten  companies included in the Standard & Poor's 500 Index ("S&P 500 Index"), selected as follows:



|X|      first, the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;
|X|      the  sub-adviser   selects  half  of  the  companies  in  the  S&P  500  Index  with  the  largest  market capitalization;
|X|      from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;
|X|      from the remaining  companies,  the  sub-adviser  selects the 10 common stocks with the greatest  one-year price appreciation;
|X|      the  sub-adviser  allocates  approximately  equal amounts of the S&P Target 10 Strategy to the selected 10 common stocks.



         The  Global  Target 15  Strategy.  The Global  Target 15  Strategy  invests  in the  common  stock of fifteen  companies  included in the DJIA,  the Financial  Times  Ordinary Share Index (the "FT Index") and the
Hang Seng Index, selected as follows:



|X|      the  sub-adviser  determines  the dividend  yield on each common  stock in the DJIA,  the FT Index and the
            Hang Seng Index;
|X|      the  sub-adviser  determines  the ten companies in each of the DJIA,  the FT Index and the Hand Seng Index that have the highest dividend yield in the respective index;
|X|      out of those  companies,  the sub-adviser  allocates  approximately  equal amounts of the Global Target 15
            Strategy to the common stocks of the five companies in each index with the lowest price per share.



         The Target 25 Strategy.  The Target 25 Strategy  invests in the common stocks of 25 companies  listed on the New York Stock Exchange, selected as follows:



|X|      first, the sub-adviser selects all the dividend-paying common stocks listed on the New York Stock
            Exchange (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the DJIA);
|X|      those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;
|X|      those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;
|X|      from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks;
|X|      the sub-adviser allocates approximately equal amounts of the Target 25 Strategy to the 25 common stocks selected for the portfolio.

         The Target Small-Cap  Strategy.  The Target Small-Cap Strategy invests in 40 common stocks,  selected as follows:



|X|      first, the sub-adviser  selects all U.S.  registered  corporations the common stocks of which trade on the
            NYSE, American Stock Exchange or Nasdaq (excluding limited  partnerships,  American Depositary Receipts and mineral and oil royalty trusts);
|X|      from those  companies,  the  sub-adviser  then  selects  only those  companies  whose stocks have a market capitalization  of between $150  million and $1 billion and whose  stocks have an average  daily dollar trading  volume of at least  $500,000  (these  dollar  limitations  will be adjusted  periodically  for inflation);
|X|      from the  remaining  companies,  the  sub-adviser  selects  only the  stocks of  companies  with  positive three-year sales growth;
|X|      next,  from the  remaining  companies,  the  sub-adviser  selects only the stocks of companies  whose most recent annual earnings are positive;
|X|      the  sub-adviser  then  eliminates  any stock the price of which has  appreciated  by more than 75% in the last 12 months;
|X|      from the remaining  list, the  sub-adviser  selects the 40 stocks with the greatest price  appreciation in the last 12 months;
|X|      the Target Small-Cap  Strategy  purchases the selected 40 common stocks,  allocating its assets among them in proportion to the relative market capitalization of each stock.



     For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the common stocks selected as of the Stock Selection Date. Between Stock Selection Dates, when cash inflows and outflows require, the Portfolio purchases and sells common stocks of the selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date. The percentage relationship among the number of shares of each of the stocks in the Portfolio should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout out the year, the value of the stock of each of the companies owned by the Portfolio, as compared to the total assets of the Portfolio, will fluctuated during the year, above and below the proportions established on the previous Stock Selection Date.

     Certain provisions of the Investment Company Act of 1940 limit the ability of a Portfolio to invest more than 5% of the Portfolio's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The sub-adviser may depart from the Portfolio's investment strategy to the extent necessary to maintain compliance with these requirements.

     In selecting the securities to be purchased by the Portfolio, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition that will result in shareholders receiving stock in another entity in exchange for their investment in the company and that is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded. The sub-adviser may, but will not necessarily, utilize derivative instruments, such as options, futures contracts, forward contracts, warrants, and indexed securities, for hedging and risk management.

     The sub-adviser may enter into forward contracts to manage the Portfolio's exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which the Portfolio's investment is denominated and may adversely impact the Portfolio's performance if the sub-adviser's projection of future exchange rates is inaccurate.


PRIMARY RISKS


o        Management  Risk.  The principal risk of investing in the Portfolio is that the  sub-adviser's  investment strategy  will not be  successful.  The  Portfolio's  strategy of  investing  in  companies  according  to criteria  determined  on a  Stock  Selection  Date  prevents  the  Portfolio  from  responding  to  market fluctuations,  or changes in the  financial  condition or business  prospects  of the selected  companies, between  Stock  Selection  Dates.  As compared to other funds,  this could  subject the  Portfolio to more risk if one of the selected stocks  declines in price or if certain  sectors of the market,  or the United
         States  economy,  experience  downturns.  The  investment  strategy  may also prevent the  Portfolio  from taking advantage of opportunities available to other funds.
o        Market  Risk.  Overall  stock  market  risks may also affect the value of the  Portfolio.  Factors such as domestic  economic  growth and market  conditions,  interest rate levels and  political  events affect the securities markets and could cause the Portfolio's share price to fall.
o        Company Risk.  The price of an individual  stock or particular  type of security can be more volatile than the market as a whole and can fluctuate  differently  than the market as a whole. An individual  company's stock can rise or fall  dramatically  with  little or no warning  based  upon such  things as a better (or worse) than expected  earnings report,  news about the development of a promising  product or service,  or the loss of key  management  personnel.  There is also a risk that the price of a security may never reach the level that the sub-adviser  believes is  representative  of its full value or that it may even go down in price.
o        Foreign  Investing  Risk.  Because  the  Portfolio  invests  in stocks of  foreign  companies,  it is also subject to foreign  investing risk.  Foreign investing  involves risks not typically  associated with U.S.
         investments.  These risks include,  among others,  adverse fluctuations in foreign currency values as well as adverse  political,  social  and  economic  developments  affecting  a foreign  country.  In  addition, foreign  investing  involves  less  publicly  available  information,  and more  volatile  or less  liquid securities  markets.  In  particular,  because  the  Portfolio  is invested  in the  securities  of United
         Kingdom and Hong Kong issuers,  any economic  development  that  negatively  affects the United Kingdom or
         Hong Kong may have an  adverse  effect on  issuers  contained  in the  Portfolio.  Investments  in foreign countries  could be affected by factors not present in the U.S.,  such as  restrictions  on receiving  the investment  proceeds from a foreign  country,  foreign tax laws, and potential  difficulties  in enforcing contractual  obligations.  Transactions in foreign securities may be subject to less efficient  settlement
         practices,   including  extended  clearance  and  settlement  periods.  Foreign  accounting  may  be  less revealing  than  American  accounting  practices.  Foreign  regulation  may be  inadequate  or  irregular.
         Owning foreign  securities could cause the Portfolio's  performance to fluctuate more than if it held only
         U.S. securities.
o        Currency  Risk.  The value of the  Portfolio's  shares may change as a result of changes in exchange rates reducing the value of the U.S.  dollar value of the Portfolio's  foreign  investments.  Currency  exchange rates can be volatile  and  affected by a number of factors,  such as the general  economics of a country, the actions of U.S. and foreign  governments or central banks,  the imposition of currency  controls,  and speculation.
o        Small Company  Risk.  Investing in the  securities  of small  capitalization  companies  involves  greater risks and the  possibility of greater price  volatility than investing in larger  capitalization  and more established  companies.  Smaller  companies  may  have  limited  operating  history,  product  lines,  and financial  resources,  and the securities of these companies may lack sufficient market liquidity.  Any of these factors may negatively impact the performance of the Portfolio.
o        Risk of Poor Tracking It is generally  not possible for the  sub-adviser  to purchase  round lots (usually
         100 shares) of stocks in amounts that will precisely  duplicate the  prescribed  mix of securities.  Also, it usually will be impossible  for the Portfolio to be 100% invested in the  prescribed  mix of securities at any time. To the extent that the  Portfolio is not fully  invested,  the interests of the  shareholders may be diluted and total return may not directly  track the  investment  results of the  prescribed mix of securities.  To minimize  this effect,  the  sub-adviser  generally  attempts to  maintain,  to the extent practicable,  a minimum cash  position at all times.  Normally,  the only cash items held by the Portfolio will be amounts  expected to be deducted as expenses  and amounts too small to purchase  additional  round lots of the securities selected for the Portfolio.
o        Concentration  Risk.  The  portfolio may  concentrate  in the  securities of a particular  industry if the
         Portfolio's  investment  strategy  selects such  securities.  A  concentration  makes the  Portfolio  more susceptible  to any single  occurrence  affecting  the industry or sector and may subject the Portfolio to greater market risk.
o        Risk of  Non-Diversification.  The  Portfolio  is  non-diversified,  which means that it may invest a high percentage  of its  assets in a limited  number of  securities.  As a result,  the  Portfolio's  net asset values  and  total  returns  may  fluctuate  more or fall  greater  in  times  of  weaker  markets  than a diversified mutual fund.
o        Risks of Aggressive  Investment  Techniques  Investments in derivative  instruments involve special risks.
         In order to realize the desired results from the investment,  the Portfolio's  sub-adviser  must correctly predict price  movements of the underlying  asset during the life of the  derivative.  If the  sub-adviser is  incorrect  in its  predictions  of such price  movements,  the  Portfolio  may  achieve a result  less favorable  than if the  derivative  investment  had not been made.  The value of  derivatives  may rise or fall more rapidly than other  investments,  which may increase the  volatility of the Portfolio  depending on the nature and extent of the  derivatives  in the  Portfolio.  Additionally,  if the  sub-adviser  uses derivatives  in  attempting  to manage or "hedge"  the  overall  risk of the  Portfolio's  portfolio,  the strategy  might not be successful,  for example,  due to changes in the value of the  derivatives  that do not correlate with price movements in the rest of the portfolio.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.

DESCRIPTION OF INDICIES. The Portfolio consists of the common stocks of companies included in various indices. Except for licensing the service marks of Dow Jones and Standard & Poor's, the publishers of the indices have not granted the Access Variable Insurance Trust or the investment adviser or sub-adviser a license to use their respective indices. The Portfolio is not designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that its investment return will not parallel or correlate with such movements. The publishers of the indices do not sponsor, endorse, sell or provide any of the Portfolios of the Access Variable Insurance Trust. A description of certain of the indices is provided below:

The Dow Jones Industrial Averagesm. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, and Dow 30SM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Access Variable Insurance Trust, other than the licensing of those service marks for use in connection with the Portfolio's materials. Dow Jones does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.

The Financial Times Industrial Ordinary Share Index. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

The Hang Seng Index. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

The Standard & Poor's 500 Index. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  _________,  2004.  This fee  waiver in part will  include a waiver  passing to the  Portfolio  the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year   3 years
         $[152   $484]

                               PMFM ETF PORTFOLIO

OBJECTIVE

The Portfolio seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Portfolio invests primarily in exchange-traded funds ("ETFs") and in cash or cash equivalent positions ("Cash Positions"). The Portfolio's sub-adviser allocates the Portfolio's assets primarily among different ETFs and Cash Positions using a proprietary, quantitatively driven asset allocation model. The sub-adviser uses its model to determine a weighted average score for "market risk" based on a combination of factors selected by the sub-adviser, such as technical and fundamental indicators. Example of technical and fundamental indicators that the sub-adviser examines include: market breadth; trend line; interest rates; and relative strength.

     Based on its asset allocation model, the sub-adviser seeks to purchase and sell shares of different index-based ETFs, sector-based ETFs, fixed-income ETFs and Cash Positions that the sub-adviser believes are best positioned to participate in market gains during rising markets or to protect the Portfolio during declining markets. Under normal circumstances, the Portfolio will invest at least 80% of its assets in ETFs.

     The Portfolio may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. The Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Portfolio (together with affiliated investment companies) may not purchase more than 3% of an ETF's outstanding shares. In cases where these legal limits prevent the Portfolio from buying a particular ETF, the Portfolio may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). The Portfolio may also invest in Index Funds or Stock Baskets when the sub-adviser believes they represent more attractive opportunities than similar ETFs. In addition, the Portfolio may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

     While the Portfolio's primary focus is allocation of its assets among ETFs and Cash Positions, the Portfolio has the flexibility to invest in equity securities and other types of securities when the sub-adviser believes they offer more attractive opportunities. Accordingly, the Portfolio may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

PRIMARY RISKS


Management Risk. The principal risk of investing in the Portfolio is that the sub-adviser's investment strategy will not be successful. The sub-adviser's judgments about the attractiveness, value and potential appreciation of particular ETFs or other investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the sub-adviser's judgment will produce the desired results. In addition, the Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio's value may be adversely affected.

Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.

Sector Risks. Another area of risk involves the potential focus of the Portfolio's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Portfolio's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may invest more heavily will vary.

Fixed Income Risks. There are risks associated with the potential investment of the Portfolio's assets in fixed income ETFs, which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular ETF's shares possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than investment in other types of ETFs. Additional information about fixed income risks can be found in the Portfolio's Statement of Additional Information.

     Foreign Investing Risk. Because the Portfolio may invest in ETFs that hold foreign stocks or bonds, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning ETFs that hold foreign securities could cause the Portfolio's performance to fluctuate more than if it held only U.S. securities.


"Fund of Funds" Structure, Limitations and Expenses Risks. The Portfolio is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Portfolio, whose principal investment strategy involves investing in other investment companies, such as ETFs and Index Funds. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Portfolio may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock. This prohibition may prevent the Portfolio from allocating its investments in the manner its sub-adviser considers optimal, or cause the Sub-adviser to select Index Funds or Stock Baskets as alternatives to the investment the sub-adviser considers optimal. Your cost of investing in the Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Portfolio, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Portfolio is best suited for long-term investors.

[Tracking Risks. Investment in the Portfolio should be made with the understanding that the ETFs and other index investment companies in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and investment companies' ability to track their applicable indices.]

ETF Net Asset Value and Market Price. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses1...............................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement2 .......................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  ______,  2004.  This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year   3 years
         $[152    $484]

                  ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OBJECTIVE

     This Portfolio seeks to provide security of principal, current income and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. The Portfolio attempts to keep its share price stable by maintaining an average dollar-weighted maturity of 90 days or less. Securities purchased by the Portfolio generally have remaining maturities of 397 days or less, although some securities may bear longer final maturities.

PRIMARY RISKS

     An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

o        Interest  Rate Risk.  A money  market  fund's  yield  changes  as  current  interest  rates  change.  When interest rates are low, the Portfolio's yield (and total return) will also be low.
o        Default  Risk.  The issuer of a security in the  Portfolio  may default on its payment  obligation,  which could cause the  Portfolio's  share price or yield to fall.  The  Portfolio  could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.
o        Government Risk. While the risk of default is generally  considered  remote for any securities  guaranteed by the  U.S.  government,  not all of the  Portfolio's  securities  carry  this  guarantee;  some are guaranteed  only by the agency or  instrumentality  that issues them. In addition,  any guarantees on securities that the Portfolio owns do not extend to the shares of the Portfolio themselves.
o        Inflation Risk. The value of your investment could be eroded over time by the effects of inflation.


o        Market  Timing  Activity  and  High  Portfolio  Turnover.  Some  investors  try  to  profit  from  various strategies  known as market  timing;  for  example,  switching  money into  mutual  funds when they expect prices to rise and taking money out when they expect  prices to fall, or switching  from one portfolio to another and then back again after a short period of time.  The Adviser expects a  significant  portion of the assets of the  Portfolio to come from  professional  money  managers and investors who use some of the
         Portfolios as part of market  timing  investment  strategies.  As money is shifted in and out, a Portfolio incurs expenses for buying and selling  securities.  These costs are borne by all Portfolio  shareholders, including the long-term  investors who do not generate the costs. Active  trading could increase the rate of  portfolio  turnover.  A high  level  of  portfolio  turnover  may negatively  impact  performance  by increasing  transaction  expenses and generating  taxable  short-term capital gains.  In addition,  large movements  of assets  into and out of the  Portfolio  may  negatively impact the  Portfolio's  ability to achieve its  investment  objective  or  maintain a  consistent  level of  operating  expenses.  In certain circumstances,  the  Portfolio's  expense ratio may vary from current  estimates or the  historical  ratio disclosed  in this  Prospectus.  With  respect to the  Portfolio,  market  timing  strategies  will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored in any way.
o        The Portfolio is not a complete investment  program.  As with any mutual fund investment,  the Portfolio's returns will vary and you could lose money.  Investors should consider an allocation strategy.

PAST PERFORMANCE


     This Prospectus does not include performance information because the Portfolio has less than a full calendar year of operations.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table describes the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.




Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...............................................................N/A
Maximum Deferred Sales Charge (Load)............................................................................N/A
Redemption Fee..................................................................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees..............................................................................................[1.00%
Distribution (12b-1) Fees.....................................................................................0.25%
Other Expenses................................................................................................0.25%
Total Annual Portfolio Operating Expenses.....................................................................1.50%
Expense Reimbursement1........................................................................................0.05%
Net Expenses ................................................................................................1.45%]

1 [The Portfolio's  adviser has contractually  agreed to waive fees to maintain total operating expenses (excluding brokerage costs,  borrowing costs, taxes and extraordinary  expenses) at 1.45% of the Portfolio's average daily net assets  through  _____,  2004.  This fee waiver in part will include a waiver  passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.]

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year     3 years          5 years           10 years
         [$152      $484]            $_____            $_____


MANAGEMENT

         About the Adviser


     Access Fund Management, LLC ("Access"), a Florida limited liability company, serves as the Portfolios' investment adviser. Access was formed on December 31, 2002 and is located at 28050 US HWY 19 N, Suite 301, Clearwater, Florida 33761. For its services, Access receives an annual fee from each Portfolio equal to 1.00% of its average annual daily net assets. Access (and each sub-adviser) may pay certain financial institutions (which may include banks, brokers, insurance companies, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Portfolio shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


         About the Sub-Advisers

     Wells S&P REIT Index Portfolio. Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, serves as sub-adviser to the Wells S&P REIT Index Portfolio. Wells was established in 1997 and provides investment management services to a broad range of clients including other investment companies. For its services as sub-adviser, Wells receives an annual fee from Access equal to 0.40% of the Portfolio's average daily net assets.

     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland manage the Portfolio's investments. Rydex has been managing investments for institutional investors since 1993, and has approximately 9 years of experience managing mutual fund portfolios that correlate to an index. An investment committee of Rydex is responsible for the day-to-day management of the Portfolio. For its services to the Portfolio and the Wells S&P Index Fund, a series of the Wells Family of Real Estate Funds, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Fund, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000.


     Shepherd Opportunity Growth Portfolio. Nye, Parnell & Emerson Capital Management, Inc. ("Nye, Parnell"), 1630 Duke Street, Suite 200 Alexandria, Virginia 22314, serves as sub-adviser to the Shepherd Opportunity Growth Portfolio. Ney, Parnell also serves as investment adviser to certain private accounts, managing approximately $300 million of investments for private investors and institutions throughout the United States. Paul G. Dietrich is responsible for the day-to-day management of the Portfolio. Mr. Dietrich has served as the President and Chief Investment Officer of Nye, Parnell since 1999, and the President of Eton Court Asset Management, Ltd. (Nye, Parnell's holding company) since 1989. For its services as sub-adviser, Nye, Parnell receives an annual fee from Access equal to 0.40% of the Portfolio's average daily net assets.

     Potomac Portfolios and Access U.S. Government Money Market Portfolio. Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110, serves as sub-adviser to the Potomac Dow 30SM Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio. Rafferty has been managing mutual funds since June 1997. An investment committee of Rafferty is responsible for the day-to-day management of the Portfolios. For its services as sub-adviser, Rafferty receives an annual fee from Access equal to 0.40% of the applicable Portfolio's average daily net assets.

     Target Multi-Cap 100 Portfolio. First Trust Advisors L.P., 10001 Warrenville Road, Suite 300, Lisle, Illinois, serves as sub-adviser to the Target Multi-Cap 100 Portfolio. First Trust serves as adviser or sub-adviser for over [49 mutual fund portfolios] and is also the portfolio supervisor of unit investment trusts sponsored by First Trust Portfolios L.P., formerly Nike Securities L.P. ("FTP"), some of which are substantially similar to the Portfolio. An investment committee of First Trust is responsible for the day-to-day management of the Portfolio. For its services as sub-adviser, First Trust receives an annual fee from Access equal to 0.40% of the Portfolio's average daily net assets.

     PMFM ETF Portfolio. PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622, serves as sub-adviser to the PMFM ETF Portfolio. The executives and members of the advisory staff of PMFM have experience managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. . As of December 2003, PMFM had approximately $445 million in assets under management. An investment committee of PMFM is responsible for the day-to-day management of the Portfolio. For its services as sub-adviser, PMFM receives an annual fee from Access equal to 0.40% of the applicable Portfolio's average daily net assets.

Performance Data of Target Multi-Cap 100 Strategy

     The following table shows hypothetical performance information for the Target Multi-Cap 100 Strategy, but not the actual Portfolio, and the actual performance of the S&P 500 Index. The information for the Target Multi-Cap 100 Strategy assumed that the strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of the year. In addition, the performance information does take into consideration the estimated net expenses of the Portfolio (after expense reimbursements) but does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale or operation of the variable annuity policies or taxes. Any of such charges, any reduction of the expense reimbursement level or higher actual expenses will lower the returns shown. All of the figures set forth below have been adjusted to take into account the effect of currency exchange rate fluctuations of the U.S. dollar, where applicable (i.e., returns are stated in U.S. dollar terms). The returns shown in the following table are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with the Portfolio. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. The Target Multi-Cap 100 Strategy has under performed the S&P 500 Index in certain years. Accordingly, there can be no assurance that the Portfolio will outperform the S&P 500 Index.

     The following table compares the hypothetical performance of the Target Multi-Cap 100 Strategy, and the performance of the S&P 500 Index, in each of the years listed below, as of December 31 in each of those years. An investor in the Portfolio would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown reflect estimated and not actual expenses and do not reflect taxes; and the Portfolio may not be fully invested at all times or weighted in all stocks in accordance with the strategy. Further, the returns also do not reflect the deduction of any insurance fees or charges that are imposed by insurance companies in connection with the sale or operation of variable annuity policies. Investors should refer to the prospectus for the variable annuity for a description of those fees and charges that have a detrimental effect on the returns realized by the investor. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

     The returns shown below for the strategies do not represent the results of actual trading using client assets but were achieved by means of the retroactive application of a strategy that was designed with the benefit of hindsight. These returns should not be considered indicative of the skill of First Trust Advisors L.P. The returns may not reflect the impact that any material market or economic factors might have had if the strategies had been used during the periods shown to actually manage client assets. During most of the period shown in the table below, First Trust Advisors L.P. did not manage or supervise accounts that employed strategies similar to the hypothetical strategies shown below. The returns shown below for the strategies are not a guarantee of future performance and should not be used to predict the expected returns of a Fund. Each strategy has the potential for loss.

                                [GRAPHIC OMITTED]
              [update for 2002 and adjust for this fund's expenses]



(1)       The Strategy Stocks for the Target Multi-Cap 100 Strategy for a given year consist of stocks selected by applying the strategy as of the beginning of the period.

(2)       Total return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period.  Total return does not take into consideration any taxes.  Total return assumes that all dividends are reinvested semi-annually, and all returns are stated in terms of the United States dollar.

(3)       Based on the year-by-year returns contained in the table through 12/31/02, over the period listed for the Target Multi-Cap 100 Strategy average annual total return is 15.93%, and the average annual total return for its corresponding index, the S&P 500 Index, is 12.79%.  Although the Portfolio seeks to achieve a better performance than the S&P Index as a whole, there can be no assurance that the Portfolio will achieve a better performance.



         Replacement of a Sub-Adviser*

     [The  Trust  intends to obtain an order from the  Securities  and  Exchange
Commission that permits the Portfolio and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

         (1)      employ a new unaffiliated  sub-adviser for a Portfolio  pursuant to the terms of a new investment sub-advisory  agreement,  either as a replacement for an existing sub-adviser or as an additional sub-adviser;
         (2)      materially change the terms of any sub-advisory agreement; and
         (3)      continue the  employment  of an existing  sub-adviser  on the same  sub-advisory  contract  terms where a contract has been  assigned  because of a change in control of the  sub-adviser.  In such circumstances,  shareholders  would  receive  notice and  information  about the new  sub-adviser within ninety (90) days after the hiring of any new sub-adviser.]
         *The term sub-adviser also applies to firms serving as a sub-sub-adviser to a Portfolio.

ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS

         Information Applicable to All Portfolios

     Change of Investment Objective. The investment objective of a Portfolio may be changed without shareholder approval.

     New Adviser. The adviser, Access Fund Management, LLC, is a newly formed corporation and has limited experience managing mutual funds.

     Information   Applicable  to  All  Portfolios   (except  the  Money  Market
Portfolio)


     Temporary Defensive Positions. From time to time, the Shepherd Opportunity Growth Portfolio, the Target Multi-Cap 100 Portfolio and the PMFM ETF Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, each of these Portfolios may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Portfolio invests in shares of another mutual fund, the shareholders of the Portfolio generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Portfolio may not achieve its investment objective. Each of these Portfolio may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. The PMFM ETF Portfolio may also invest in such instruments as part of its investment strategy.

     It is the policy of each of the Wells S&P REIT Index Portfolio and the Potomac Portfolios to pursue its investment objective regardless of market conditions and not to take defensive positions. None of these Portfolios will adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for any of these Portfolios to achieve its investment objective any time its assets are below $2 million, the sub-adviser may invest the assets of the Portfolios in money market instruments, securities of other no-load mutual funds or repurchase agreements until the level of net assets is sufficient to permit investment in the desired investments. Any of the Portfolios may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Portfolio may not achieve its investment objective during these periods.


     Other Investment Companies. The Portfolios may invest in other investment companies and index products, including exchange traded funds (ETFs) such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs), DIAMONDS, iShares and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQ). SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the American Stock Exchange ("AMEX"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. A Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative.


     Risks Applicable only to the Potomac Portfolios, the Shepherd Balanced Growth Portfolio, and the PMFM ETF Portfolio

     High Portfolio Turnover. The annual portfolio turnover rate is the number of times a Portfolio's securities are replaced in a period of one year. Increased turnover necessarily results in correspondingly higher brokerage costs and other transaction costs that the Portfolio must pay, and may result in accelerated realization of capital gains for federal income tax purposes. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. In addition, large movements of assets into and out of the Portfolio may negatively impact its abilities to achieve its investment objectives or its level of operating expenses.

         Information Applicable only to the REIT Index Portfolio

     About REITs. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

     Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

     Tracking the Index. Under normal market conditions, at least 95% of the Portfolio's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Portfolio's assets invested in each stock held in the Portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Portfolio invests approximately 2% of its assets in the stock. The Portfolio will normally be invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself. The sub-adviser monitors daily the composition of the Index and makes adjustments to the Portfolio as necessary in order to correlate with the Index.

     The Portfolio will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Portfolio consistently fails to achieve its targeted correlation, the Portfolio will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

OTHER INFORMATION

         Purchase and Redemption of Shares

     As described earlier in this prospectus, shares of the Portfolios are intended to be sold to certain separate accounts of participating life insurance companies. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales and other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

         Valuation of Shares

     The price you pay for your shares is based on the applicable Portfolio's net asset value per share ("NAV"). The NAV is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Portfolio's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. For Portfolios that hold securities that trade primarily on foreign exchanges, the value of the Portfolio may change on days when shareholders are not able to purchase or redeem shares.

     The Portfolios' assets are generally valued at their market value. Short-term debt securities and money market securities are valued using the "amortized" cost method. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the time of valuation. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or retirement plan, in proper form.


         Dividends and Distributions

     The Portfolios typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders. These distributions are automatically reinvested in the applicable Portfolio unless you request cash distributions on your application or through a written request. The Access Money Market Portfolio expects that its distributions, if any, will consist primarily of income. The rest of the Portfolios expect that their distributions, if any, will consist primarily of capital gains.

         Taxes

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

Shares of each Portfolio are offered only to the separate accounts of participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the prospectus for the applicable policy or annuity contract.

     Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

     Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors.

         Distribution Plan

     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Plan allows the Portfolio to pay distribution fees for the sale and distribution of its shares and allows the Portfolio to pay for services provided to shareholders. Shareholders of each Portfolio pay annual 12b-1 expenses of up to 0.25%. Because 12b-1 fees are paid out a Portfolio's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

     Unified Financial Securities, Inc. ("UFS") distributes each Portfolio's shares. To receive payments made pursuant to a Distribution Plan, intermediaries must sign the appropriate agreement with UFS in advance. The sub-advisers may allocate brokerage transactions in a manner that takes into account the sale of shares of the Portfolios, provided that the Portfolios receive brokerage services and commission rates comparable to those of other broker-dealers.

     No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Portfolios or UFS. This prospectus and the related SAI do not constitute an offer by the Portfolios or by UFS to sell shares of Portfolios to or to buy shares of the Portfolios from any person to whom it is unlawful to make such offer.

         Brokerage Enhancement Plan

     The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust will use recaptured commissions to pay for distribution expenses. The Portfolios do not incur any asset based or additional fees or charges under the Plan.

         Costs and Market Timing


     Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. The Potomac Portfolios and the Access U.S. Government Money Market Portfolio allow market timing.


FINANCIAL HIGHLIGHTS
[to be supplied]

                                 PRIVACY POLICY

     The following is a description of the Portfolios' policies regarding disclosure of nonpublic personal information that you provide to a Portfolio or that a Portfolio collects from other sources. You should refer to the prospectus of the insurance company's separate account or your plan documents for a description of the policies regarding disclosure of your nonpublic personal information.

     Categories of Information the Portfolios Collect. Each Portfolio collects the following nonpublic personal information about you:

o        Information  the  applicable   Portfolio  receives  from  you  on  or  in  applications  or  other  forms, correspondence,  or  conversations  (such as your name,  address,  phone number,  social security  number, assets, income and date of birth); and

o        Information  about your  transactions with the applicable  Portfolio,  its affiliates,  or others (such as your account number and balance,  payment history,  parties to transactions,  cost basis information,  and other financial information).

     Categories of Information the Portfolios Discloses. The Portfolios do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the applicable Portfolio's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on each Portfolio's policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Portfolios' performance results as of the Portfolios' latest semi-annual or annual fiscal year end.

     Call the Portfolios at 800-862-3863 to request free copies of the SAI and each Portfolio's annual and semi-annual reports, to request other information about the Portfolios and to make shareholder inquiries.

     You may review and copy information about the Portfolios (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the
Portfolios on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-21312

469389.1

                         ACCESS VARIABLE INSURANCE TRUST


                        Wells S&P REIT IndexSM Portfolio
                      Shepherd Opportunity Growth Portfolio
                           Potomac OTC Plus Portfolio
                         Potomac Dow 30SM Plus Portfolio
                         Potomac Mid Cap Plus Portfolio
                        Potomac Small Cap Plus Portfolio
                           Potomac OTC/Short Portfolio
                        Potomac Small Cap/Short Portfolio
                          Potomac U.S./Short Portfolio
                         Target Multi-Cap 100 Portfolio
                               PMFM ETF Portfolio
                  Access U.S. Government Money Market Portfolio




                       STATEMENT OF ADDITIONAL INFORMATION



                                  [May 1, 2004]


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Access Variable Insurance Trust dated [May 1, 2004]. [The SAI incorporates by reference the Annual Report to shareholders for the Wells S&P REIT IndexSM Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio and Access U.S. Government Money Market Portfolio for the period ended December 31, 2003 (the "Annual Report")], Shepherd Opportunity Growth Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap Plus Portfolio, Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio, Potomac U.S./Short Portfolio, Target
Multi-Cap 100 Portfolio and PMFM ETF Portfolio are not included in the Annual Report because they have not commenced operations as of the date of this SAI. The Trust will provide the Annual Report without charge upon written request or by telephone. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-862-3863.

TABLE OF CONTENTS                                                          PAGE

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS...................................1

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS AND RISK

   CONSIDERATIONS.............................................................3


INVESTMENT RESTRICTIONS......................................................11

THE INVESTMENT ADVISOR AND SUB-ADVISER.......................................13


DISTRIBUTION PLAN............................................................16

TRUSTEES AND OFFICERS........................................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................19

DETERMINATION OF SHARE PRICE.................................................20

ADDITIONAL TAX INFORMATION...................................................21

INVESTMENT PERFORMANCE.......................................................23

CUSTODIAN....................................................................24

DISTRIBUTOR..................................................................24

ACCOUNTANTS..................................................................24

TRANSFER AGENT...............................................................24


PROXY VOTING POLICIES........................................................__


FINANCIAL STATEMENTS.........................................................26

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS


     Wells S&P REIT IndexSM Portfolio, Shepherd Opportunity Growth Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Small Cap Plus Portfolio, Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio, Potomac U.S./Short Portfolio, Target Multi-Cap 100 Portfolio, PMFM ETF Portfolio, and Access U.S. Government Money Market Portfolio (each a "Portfolio" or, collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). Wells S&P REIT IndexSM Portfolio, Shepherd Opportunity Growth Portfolio and Access U.S. Government Money Market Portfolio are diversified portfolios. Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap Plus Portfolio, Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio, Potomac U.S./Short Portfolio (the "Potomac Portfolios"), Target Multi-Cap 100 Portfolio and PMFM ETF Portfolio are non-diversified.


     The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). Each of the Portfolios has a sub-adviser. For information concerning the sub-adviser of each Portfolio, see "The Investment Adviser and Sub-Advisers" in this Statement of Additional Information.

     The Portfolios do not issue share certificates. All shares of each Portfolio are held in non-certificate form registered on the books of each Portfolio's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series, with each other share of that series, and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares owned. All shares of each Portfolio have equal voting rights and liquidations rights. The Trustees can amend the Declaration of Trust, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of each Portfolio is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Portfolio's shareholders.

     The Trust and/or its sub-advisers have entered into a sublicensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks and trade names of the Dow Jones Industrial AverageSM (the "Dow Index") and data included in the Dow Index in connection with its registration statement and other materials for the Potomac Dow 30SM Plus Portfolio. The adviser to the Wells S&P REIT IndexSM Portfolio has entered into a licensing agreement with Standard & Poor's Corporation ("S&P") to permit the use of certain servicemarks and trade names of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index") and data included in the S&P REIT Index in connection with its registration statement and other materials for the Wells S&P REIT IndexSM Portfolio. These licensing agreements are solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties.


     The Portfolios are not sponsored, endorsed, sold or promoted by Dow Jones or S&P and none of them will have any liability in connection with the Trust. Dow Jones and S&P make no representation or warranty, express or implied, to the purchasers of any of the Portfolios or any member of the public regarding (i) the advisability of investing in securities generally or of investing in any of the Portfolios particularly, (ii) the ability of the Portfolios to track the market performance of any index of Dow Jones, or S&P, (iii) the results to be obtained by the Portfolios, purchasers of the Portfolios, or any other person or entity from the use of any of the indexes of Dow Jones or S&P or any data included therein, (iv) the accuracy or completeness of any of the indexes of Dow Jones or S&P or any data included therein, or (v) the merchantability or fitness for a particular purpose of the indexes of Dow Jones or S&P or any data included therein. Dow Jones and S&P have no obligation or liability for any errors, omissions or interruptions in any of the indexes of them or data related to them and under no circumstances will Dow Jones or S&P be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or S&P know that such losses might occur. Dow Jones and S&P do not have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust, have any responsibility or liability for the administration, management or marketing of the Trust or to consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index or S&P REIT Index, respectively. The only relationship between Dow Jones or S&P and the Trust is the licensing of certain servicemarks and trade names.

     The Trust plans to offer the Portfolios' shares on a continuous basis to insurance companies that offer variable life and variable annuity insurance contracts ("Contracts") and to certain qualified retirement plans. [Presently, each Portfolio is only offered through separate accounts of the Western Reserve Life Assurance Co. of Ohio and its affiliates (the "Insurance Company").] [The Trust intends to file an Application for Exemptive Order with the SEC, which, when approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies and to qualified plans.]

     [In the future, the Portfolios may offer shares to other separate accounts of the Insurance Company as well as other life insurance companies to fund benefits under Contracts.] The Portfolios do not foresee any disadvantage to purchasers of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts to conflict. For example, violation of the federal tax laws by one separate account investing in any of the Portfolios could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken. If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in one or more of the Portfolios. If it becomes necessary for any separate account to replace shares of any of the Portfolios with another investment, such Portfolios may have to liquidate securities on a disadvantageous basis. At the same time, the Adviser, each sub-adviser and each Portfolio are subject to conditions imposed by the SEC designed to prevent or remedy any conflict of interest. In this connection, the Board of Trustees has the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.


     Listed below are the names and addresses of those persons or accounts who, as of ____________, 2004, owned of record or beneficially 5% or more of the shares of any Portfolio. Persons or organizations owning beneficially 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Portfolio for their approval, including the election of Trustees, approval of an investment advisory agreement and adoption of a distribution plan under Rule 12b-1 of the 1940 Act.

         [insert record ownership]

     As of _____________, 2004, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of each Portfolio.


     For a description of the methods used to determine the share price and value of each Portfolio's assets, see "Valuation of Shares" in the Portfolios' Prospectus and "Determination of Share Price" in this Statement of Additional Information.


ADDITIONAL   INFORMATION   ABOUT   EACH   PORTFOLIO'S   INVESTMENTS   AND   RISK
CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments that each Portfolio may make and some of the techniques that may be used, as described in the Prospectus.

Equities

     Each Portfolio (except the Access U.S. Government Money Market Portfolio) may invest in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights.

     Common Stocks. Common stocks represent the residual ownership interest in an issuer and are entitled to the income and increase in the value of the assets and business of the issuer after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights.

     Preferred Stocks. Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.

     Convertible Securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock, within a particular period of time, at a specified price or formula. A convertible security generally entitles a holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.

     Warrants and Rights. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Warrants may be either perpetual or of limited duration but usually do not have voting rights, pay dividends or have rights with respect to the assets of the corporation issuing them. Rights are similar to warrants, but normally have shorter durations.

Debt Securities

     Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance credit needs. Corporate debt securities include commercial paper that consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance current operations. The Adviser and sub-adviser consider corporate debt securities to be of investment grade quality if they are rated "A-" or higher by S&P, "A-3" or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Portfolio's sub-adviser to be of comparable quality.

     Municipal Securities. Shepherd Opportunity Growth Portfolio and PMFM ETF Portfolio may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers, including the U.S. Virgin Islands, Puerto Rico and Guam, the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, education or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax-exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short term, unsecured, negotiable promissory notes.


     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project or facility. Tax-backed revenue bonds are backed by the taxes collected for a specific project or facility. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and, therefore, investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Adviser and sub-advisers consider municipal securities to be of investment grade quality if they are rated "A-" or higher by S&P, "A-3" or higher by Moody's, or if unrated, determined by a sub-adviser to be of comparable quality.


     Below Investment-Grade Debt Securities. Shepherd Opportunity Growth Portfolio and PMFM ETF Portfolio may each invest up to 35% of its net assets in debt securities that are rated below "investment grade." Below investment grade debt securities will generally be those rated less than "A-" by Moody's, "A-3" by S&P, or if unrated, deemed by a Portfolio's sub-adviser to be of comparable quality. These Portfolios may also acquire below investment grade debt securities during an initial underwriting or which may be sold without registration under applicable securities laws.


     A Portfolio may have difficulty disposing of below investment grade debt securities because there may be no established retail secondary market for many below investment grade debt securities, and the securities may only be sold to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's investments. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on below investment grade debt securities, and a Portfolio may have limited legal recourse in the event of a default.

Money Market Instruments and United States Government Securities

     Each Portfolio may invest in money market instruments consistent with the Portfolio's investment objectives. Money market instruments may include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, including direct obligations of the U.S. Treasury ("U.S. Government Securities"). U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations while others are supported only by the credit of the agency or instrumentality.

     Access U.S. Government Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities fully collateralized by such obligations, that have been determined by the Portfolio's sub-adviser to present minimal credit risk.

     U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Securities issued by some U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, commercial paper and Variable Amount Demand Master Notes ("Master Notes"), and shares of money market investment companies.

     Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. A Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Portfolios would generally be in amounts of $100,000 or more.

     Commercial paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial paper maturity generally ranges from two to two hundred seventy days and is usually sold on a discounted basis rather than as an interest-bearing instrument. A Portfolio will invest in commercial paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's or respective sub-adviser's assessment.

     Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by a Portfolio only through the Master Note program of that Portfolio's custodian, acting as administrator thereof. Each Portfolio's sub-adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Portfolio. A Portfolio may invest in shares of money market investment companies to the extent permitted by the 1940 Act. Investments by a Portfolio in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses. See "Investments in Other Investment Companies" below.

Foreign Markets and American Depositary Receipts


     Potomac OTC Plus Portfolio, Potomac OTC/Short Portfolio, Potomac Small Cap Plus Portfolio, Potomac Small Cap/Short Fund, PMFM ETF Portfolio and Shepherd Opportunity Growth Portfolio may invest in American Depositary Receipts ("ADRs"). The Potomac OTC/Short Portfolio and Potomac Small Cap/Short Portfolio may sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are issued by U.S. banks as a convenience to investors, in lieu of the underlying shares that it holds in custody. Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Foreign stock markets are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there may be less information publicly available about a foreign company than about a U.S. company. Foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

     The Potomac Portfolios, Target Multi-Cap 100 Portfolio and PMFM ETF Portfolio may have additional indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

     The Target Multi-Cap 100 Portfolio may also invest in foreign securities by purchasing European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), or other securities representing indirect ownership interests in the securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European and other markets. For purposes of the Portfolio's investment policies, ADRs, EDRs, and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs, and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs, and GDRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers. Other types of depositary receipts include American Depositary Shares ("ADSs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs"). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer's home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a foreign bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

     Target Multi-Cap 100 Portfolio may invest directly in the securities of foreign issuers. In consideration of whether to invest in the securities of a foreign company, the sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. The sub-adviser also considers factors relating to the general economic, government, and social conditions of the country or countries where the company is located. Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Illiquid Investments and Restricted Securities

     No Portfolio will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Securities currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days,
(2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     A Portfolio may not be able to sell illiquid securities when the sub-adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid securities may require more time and result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset values.

     Notwithstanding  the  foregoing,  each  Portfolio  (except  the Access U.S.
Government Money Market Portfolio) may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A of the Securities Act of 1933, as amended ("1933 Act"). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Portfolio could affect adversely the marketability of such securities and a Portfolio may be unable to dispose of such securities promptly or at reasonable prices. Each respective sub-adviser, under the supervision of the Adviser and the Board of Trustees, will consider and monitor whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolios' restriction of investing no more than 15% of its net assets in illiquid securities.

Indexed Securities


     Wells S&P REIT Index Portfolio, Shepherd Opportunity Growth Portfolio, PMFM ETF Portfolio and the Potomac Portfolios may purchase indexed securities consistent with each Portfolio's investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.


     The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

     In addition, Shepherd Opportunity Growth Portfolio, the Potomac Portfolios and PMFM ETF Portfolio may invest in a range of exchange-traded funds ("EFTs"). EFTs may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQs") and iShares. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the AMEX. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see "Investments in Other Investment Companies" below.

     As noted in the Prospectus, PMFM ETF Portfolio will generally invest in EFTs and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the EFTs net asset value) together with a cash payment generally equal to accumulated dividends  as of the date of  redemption.  Conversely,  a  creation  unit may be purchased from the ETF by depositing a specified portfolio of the EFTs underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Portfolio intends to be a short-term investor in EFTs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Portfolio may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Portfolio's sub-advisor, believes it is in the Portfolio's interest to do so. The Portfolio's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the EFTs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

     There is a risk that the underlying EFTs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the EFTs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the EFTs in which a Portfolio intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the EFTs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although each Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

     There are risks associated with the potential investment of a Portfolio's assets in fixed income EFTs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:

         -        Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security or  counterparty to a transaction  involving  one or more bonds in an EFTs  portfolio  will be unable or unwilling to make timely principal  and/or  interest  payments,  or otherwise  will be unable or  unwilling  to honor its  financial obligations.  If the  issuer,  guarantor,  or  counterparty  fails to pay  interest,  an EFTs income may be reduced.  If the issuer,  guarantor,  or counterparty fails to repay principal,  the value of that security and of the  particular  EFTs shares may be  reduced.  EFTs may be subject to credit risk to the extent that they  invest in debt  securities  which  involve a promise  by a third  party to honor an  obligation  with respect to the debt security.  Credit risk is  particularly  significant for investments in "junk bonds" or lower than investment-grade securities.

         -        Interest  Rate Risk.  The price of a bond or a fixed income  security is  dependent  upon  interest  rates.
                  Therefore,  the share price and total return of EFTs, when investing a significant portion of its assets in bonds or fixed income  securities,  will vary in response to changes in interest  rates. A rise in interest rates generally causes the value of a bond to decrease,  and vice versa.  There is the possibility that the value of the  particular  EFTs  investment  in bonds or fixed income  securities  may fall because bonds or fixed income  securities  generally  fall in value when interest  rates rise. The longer the term of a bond or fixed income  instrument,  the more  sensitive it will be to  fluctuations  in value from  interest rate changes.  Changes in interest  rates may have a significant  effect if the particular ETF is then holding a significant  portion of its assets in fixed income  securities  with long-term  maturities.  In the case of mortgage-backed  securities,  rising  interest rates tend to extend the term to maturity of the securities, making them even more  susceptible  to interest rate changes.  When interest  rates drop,  not only can the value of fixed income  securities drop, but also the yield can drop,  particularly  where the yield is tied to changes in interest rates, such as adjustable mortgages.  Also when interest rates drop, the holdings of mortgage-backed  securities by an ETF can reduce returns if the owners of the underlying  mortgages pay off their  mortgages  sooner  than  expected  since the funds  prepaid  must be  reinvested  at the then  lower prevailing  rates.  This  is  known  as  prepayment  risk.  When  interest  rates  rise,  the  holdings  of mortgage-backed  securities by an ETF can reduce returns if the owners of the underlying  mortgages pay off their mortgages later than anticipated. This is known as extension risk.

         -        Maturity  Risk.  Maturity  risk is  another  factor  that can affect  the value of a  particular  EFTs debt holdings.  Certain  EFTs may not have a  limitation  policy  regarding  the length of  maturity of its debt holdings.  In general,  the longer the maturity of a debt obligation,  the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely,  the shorter the maturity,  the lower the yield, but the greater the price stability.



         -        Investment-Grade  Securities Risk. Debt securities are rated by national bond rating  agencies.  Securities rated BBB by "S&P" or Baa by Moody's are considered  investment-grade  securities, but are somewhat riskier than more highly  rated  investment-grade  obligations  (those rated A or better by S&P and Aa or better by
                  Moody's) because they are regarded as having only an adequate  capacity to pay principal and interest,  are considered to lack outstanding investment  characteristics,  and may be speculative.  Such investment-grade securities  will be subject to higher credit risk and may be subject to greater  fluctuations in value than higher-rated securities.


Investments in Other Investment Companies

     Each Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Portfolio's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Portfolio becomes a shareholder of that investment company. As a result, the Portfolios' shareholders indirectly will bear a Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio's shareholders directly bear in connection with the Portfolio's own operations.


     Under the 1940 Act, a Portfolio may not acquire shares of another investment company (EFTs or other investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the EFTs or investment company's total outstanding stock (the "3% Limitation"). Accordingly, each Portfolio is subject to the 3% Limitation unless
(i) the ETF or the Portfolio has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Portfolios, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Portfolios") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Portfolios. [The Portfolios intend on entering into such an agreement with iShares so that the Portfolios will be permitted to invest in iShares Portfolio in excess of the 3% Limitation.] To the extent other EFTs obtain similar exemptive relief from the SEC, the Portfolios may seek to qualify to invest in such other EFTs in excess of the 3% Limitation.

     Under the 1940 Act, the Portfolio must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of EFTs, Index Funds and other investment companies and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Index Fund or other investment company shares held by the Portfolio, the Portfolio intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Options, Futures and Other Strategies


     General. Shepherd Opportunity Growth Portfolio, the Potomac Portfolios, Target Multi-Cap 100 Portfolio and PMFM ETF Portfolio may invest in certain options, futures contracts and options on futures contracts (collectively, "Financial Instruments"). The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Portfolio's ability to use Financial Instruments may be limited by tax considerations.


     Special Risks. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Prices may also diverge as a result of differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

     A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. If a Portfolio were unable to close out its positions in a Financial Instrument, it might be required to continue to maintain such assets or accounts or make payments until the Financial Instrument expires or matures. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

     Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above, in compliance with SEC guidelines regarding cover for these instruments. Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.

     Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets. Because options premiums paid or received by a Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

     The Portfolios may effectively terminate the right or obligation under an option by entering into a closing transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration. A Portfolio's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. If a Portfolio were unable to effect a closing transaction for an option it has purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.


     Over-The-Counter Options on Securities. Shepherd Opportunity Growth Portfolio and the Potomac Portfolios may invest in over-the-counter options ("OTC options"). OTC options generally are established through negotiation with the other party to the option contract and OTC options generally involve greater risk than exchange-traded options. While exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Failure by the counterparty to make or take delivery of the underlying investment would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     Futures Contracts and Options on Futures Contracts. The Potomac Portfolios, PMFM ETF Portfolio and Target Multi-Cap 100 Portfolio may invest in futures contracts. A futures contract (sometimes referred to as "futures") obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether the Portfolio realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Portfolio's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. The Portfolios only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.

     Participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     To the extent that a Portfolio enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. This policy does not limit to 5% the percentage of a Portfolio's assets that are at risk in futures contracts and options on futures contracts.


     Combined Positions. Shepherd Opportunity Growth Portfolio, the Potomac Portfolios and Target Multi-Cap 100 Portfolio may each purchase and write combined options. A Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Stock Index Options.


     Shepherd Opportunity Growth Portfolio, the Potomac Portfolios, and Target Multi-Cap 100 Portfolio may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrower market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

     A Portfolio's use of stock index options is subject to certain risks. Successful use by a Portfolio of options on stock indices will be subject to the ability of sub-adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Portfolio's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as the Portfolio's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolio's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Portfolio. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     Foreign Currency Transactions. Target Multi-Cap 100 Portfolio may engage in foreign currency forward contracts, options, and futures transactions. The Portfolio may enter into foreign currency transactions for hedging and other permissible risk management purposes only. Foreign currency futures and options contracts are traded in the U.S. on regulated exchanges such as the Chicago Mercantile Exchange, the Mid-America Commodities Exchange, and the Philadelphia Stock Exchange. If the Portfolio invests in a currency futures or options contract, they must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Portfolio may also be required to make variation margin deposits because the value of futures contracts fluctuates from purchase to maturity. In addition, the Portfolio may earmark or segregate assets to cover their futures contracts obligations.

     Risks and Special Considerations Concerning Target Multi-Cap 100 Portfolio and Foreign Currencies.

     (1) Currency Risks. The exchange rates between the U.S. dollar and foreign currencies depend upon such factors as supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation, and other economic and political conditions. Although the Portfolio values its assets daily in U.S. dollars, the Portfolio may not convert its holdings of foreign currencies to U.S. dollars daily. The Portfolio may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Portfolio buys and sells currencies. The Portfolio may engage in foreign currency exchange transactions in connection with its portfolio investments. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign contracts.

     (2) Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts may limit potential gains that could result from a positive change in such currency relationships. The sub-adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Portfolio's best interest to do so. The Portfolio will not speculate in foreign currency exchange.

     The Portfolio will not enter into forward currency exchange contracts or maintain a net exposure in such contracts that it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that the sub-adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Portfolio will not enter into forward foreign currency exchange contracts with a term longer than one year.

     (3) Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency.

     Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Portfolio held securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Portfolio would not have to exercise its put option. Likewise, if the Portfolio entered into a contract to purchase a security denominated in a foreign currency and, in conjunction with that purchase, purchased a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Portfolio would not have to exercise its call. Instead, the Portfolio could acquire, in the spot market, the amount of foreign currency needed for settlement.

     (4) Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolio will not purchase or write such options unless and until, in the opinion of the sub-adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of the same factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     (5) Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, the Portfolio may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Portfolio may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     (6) Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options  on  foreign  currency   futures   contracts  may  involve  certain
additional risks. Trading options on foreign currency futures contracts is relatively new.

     The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the sub-adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


Repurchase Agreements

     Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

     Reverse Repurchase Agreements. The PMFM ETF Portfolio may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Portfolio is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Portfolio. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Portfolio must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Swap Agreements

     The Potomac Portfolios may enter into equity index swap agreements, consistent with each Portfolio's investment objectives, for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns, or differentials in rates of return, earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Portfolios calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Because swap agreements do not involve the delivery of securities or other underlying assets, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. Each of the Portfolios will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

     Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio illiquid investment limitation. No Portfolio will enter into any swap agreement unless the Portfolio's sub-adviser believes that the other party to the transaction is creditworthy. The Portfolios will not enter into any swap agreement unless the other party to the transaction would be eligible for consideration as a repurchase agreement party under the Portfolios' repurchase agreement guidelines.

     Each Potomac Portfolio may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Portfolios calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

     Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Portfolio also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

     Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Portfolio illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the sub-adviser believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each Potomac Portfolio may enter into a swap agreement with respect to an equity market index in circumstances where the sub-adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The sub-adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

     The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales



     Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio, Potomac U.S./Short Portfolio, and PMFM ETF Portfolio may engage in short sale transactions under which the Portfolio sells a security that it does not own. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The prices at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until a Portfolio closes its short position or replaces the borrowed stock, the Portfolio will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the greater of a) the current value of the stock sold short or b) the value of the stock at the time of the short sale and; or (2) otherwise cover the Portfolio's short position.

     Each Portfolio may engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").

Borrowing

     Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio and Portfolio Small Cap Plus Portfolio may borrow money up to 33 1/3% of the value of its total assets for investment purposes, which is a form of leveraging. Purchasing securities with borrowed money is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Portfolio's net asset value and on a Portfolio's investments. Although the principal of such borrowings will be fixed, each Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with money borrowed by a Portfolio is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Lending Portfolio Securities

     Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing any combination of short-term U.S. Government Securities and cash as collateral with the Portfolio. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked-to-market daily. While a Portfolio's securities are on loan, the
Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. Loans would be subject to termination by the lending Portfolio on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Portfolio and that Portfolio's shareholders. A lending Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

Tracking Error


     Several factors may affect the ability of the Potomac Portfolios to track (or inversely track) the performance of their applicable indices. Among these factors are: (1) Portfolio expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Portfolio and securities not include din the target index being held by a Portfolio; (3) an imperfect correlation between the performance of instruments held by a Portfolio, such as futures contracts and options, and the performance of the underlying securities in the case market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Portfolio holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Portfolios' portfolio holdings to comply with that Portfolio's investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leverage Portfolio's investments (which will cause divergence between the Portfolio and its target index over time due to the mathematical effects of leveraging).


     While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Portfolio's short-term performance will reflect such deviation from its target index.

     In the case of the Portfolios whose net asset values are intended to move inversely from their target indices (the Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio and Potomac U.S./Short Portfolio) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Portfolio and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Portfolio's net asset value can be altered significantly over time by a compounding effect. For example, if a Portfolio achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased every trading day over an extended period and the level of returns of that index significantly decreased during that period a compounding effect for that period would result, causing an increase in the Portfolio's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Portfolio maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Portfolio's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.


Real Estate Securities.


     PMFM ETF Portfolio will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Portfolio may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.


Zero Coupon Securities.


     PMFM ETF Portfolio may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.


Forward Commitment & When Issued Securities


     Target Multi-Cap 100 Portfolio and PMFM ETF Portfolio may purchase securities on a when-issued basis or for settlement at a future date if the Portfolio holds sufficient assets to meet the purchase price. In such purchase transactions, the Portfolio will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward Portfolio, the Portfolio will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Portfolio would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Portfolio may sell such a security prior to the settlement date if the sub-adviser felt such action was appropriate. In such a case, the Portfolio could incur a short-term gain or loss.

INVESTMENT RESTRICTIONS


     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Portfolio and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of any Portfolio. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Portfolio means the lesser of: (a) 67% or more of the outstanding shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Portfolio. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders, to the extent permitted by applicable law, regulation or regulatory policy, are considered non-Fundamental.


     1. Borrowing Money. The Portfolios will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude any Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset
coverage of  300%  for  all  borrowings  and  repurchase   commitments  of  the
Portfolio's pursuant to reverse repurchase transactions.

     2. Senior Securities. The Portfolios will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by any Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Portfolios will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of investment portfolio securities, including restricted securities, the Portfolios may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Portfolios will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or  represent  interests  in real estate.  This  limitation  does not
preclude  any  Portfolio  from  investing  in  mortgage-related   securities  or
investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts. This limitation does not preclude the Wells S&P REIT Index Portfolio from investing at least 80% of its assets in real estate investment trusts that are part of the S&P REIT Index.

     5. Commodities. The Portfolios will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude any Portfolio from purchasing or selling indexed securities, swap agreements, options, futures or related contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Portfolios will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.


     7. Concentration. No Portfolio will invest 25% or more of its total assets in a particular industry, except that (1) the Wells S&P REIT Index Portfolio will invest at least 25% of its assets in securities of issues in the real estate industry and (2) the Target Multi-Cap 100 Portfolio may invest more than 25% of its assets in the securities of issuers in any single industry if the Portfolio's investment strategy selects securities in a manner that results in such a concentration. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.


     8. Diversification. The Wells S&P REIT IndexSM Portfolio, Shepherd Opportunity Growth Portfolio, and Access U.S. Government Money Market Portfolio will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Portfolio will be invested in cash and cash items, including receivables, Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount, determined immediately after the latest acquisition of securities of the issuer, not greater in value than 5% of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Portfolio and are non-Fundamental ("Non-Fundamental"), see "Investment Limitations" above.

     1. Pledging. The Portfolios will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of any Portfolio except as may be necessary in connection with borrowings described above or in connection with the purchase or sale of securities on a delayed delivery basis. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, options on futures, forward contracts, swaps, caps, floors, collars, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.


     2. Borrowing. No Portfolio will purchase any security while borrowings, including reverse repurchase agreements, representing more than one third of its total assets are outstanding.

     3. Margin Purchases. No Portfolio will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Illiquid Investments. No Portfolio will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


     5. 80% Investment Policy. Under normal circumstances, the Potomac Portfolios will each invest at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that, for each Potomac Plus Portfolio, correspond to 125% of its respective indices and, for each Potomac Short Portfolio, that inversely correspond to its respective indices. Target Multi-Cap 100 Portfolio will invest at least 80% of the total assets of the Portfolio in accordance with its investment strategy. No Portfolio will change its respective policy unless the applicable Portfolio's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the applicable Portfolio's shareholders.

THE INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser


     The investment adviser to each of the Portfolios is Access Portfolio Management, LLC, 28050 US Hwy. 19 N., Suite 301, Clearwater, Florida, 33761. The Adviser was organized as a Florida limited liability company in 2003. [Michael
V. Williams and Mark T. Bolt are the sole members of the Adviser, and each is a manager of the Adviser, and may be deemed to control the Adviser.]

     Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of
Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. [Effective May 1, 2004 through ______________, the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short); taxes; and extraordinary or non-recurring expenses) at 1.45% of the Portfolio's average daily net assets for that period.] Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the Sub-Adviser's Letter Agreement. For the period May 1, 2003 (commencement of operations) through December 31, 2003, the Portfolios paid the Adviser the following investment advisory fees:

                                                    ADVISORY FEES PAID
                                                                     For the period May 1, 2003 (commencement of
                              Portfolio                                 operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                 $
         Potomac OTC Plus Portfolio                                                       $
         Potomac Dow 30SM  Plus Portfolio                                                 $
         Access U.S. Government Money Market Portfolio                                    $
         Shepherd Opportunity Growth Portfolio1                                          N/A
         Potomac Small Cap Plus Portfolio1                                               N/A
         Potomac Mid Cap Plus Portfolio1                                                 N/A
         Potomac OTC/Short Portfolio1                                                    N/A
         Potomac Small Cap/Short Portfolio1                                              N/A
         Potomac U.S./Short Portfolio1                                                   N/A
         Target Multi-Cap 100 Portfolio1                                                 N/A
         PMFM ETF Portfolio1                                                             N/A
         1 Did not pay any advisory fees for the period because the Portfolio had not commenced operations.

     The Adviser retains the right to use the name "Access" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Access" automatically ceases ninety (90) days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to insurance companies or other financial institutions that provide shareholder services and administer shareholder accounts. Insurance companies or other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. Each Portfolio may from time to time purchase securities issued by insurance companies or other financial institutions that provide such services, however, in selecting investments for a Portfolio, no preference will be shown for such securities.

     The  Adviser  shall  not be  liable  to the  Trust or any  shareholder  for anything  done or omitted by it,  except  acts or  omissions  involving  willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Sub-Advisers


     The sub-adviser to Wells S&P REIT Index Portfolio is Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Atlanta, Georgia 30092. Leo F. Wells III, as the controlling shareholder of Wells, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is the president and CEO of Wells, Wells Capital, Inc., and various other related companies. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. [Effective May 1, 2004 through _____________, Wells has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period.] The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation. For the period May 1, 2003 (commencement of operations) through December 31, 2003, Wells received $____________ from the Adviser for these services.


     Wells retains the right to use the name "Wells" in connection with another investment company or business enterprise with which Wells is or may become associated. The Trust's right to use the name "Wells" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Wells on ninety days written notice.

     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland manage the Wells S&P REIT Index Portfolio's investments. [_______________is the controlling shareholder and principal executive officer of Rydex.] For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Portfolio, both a series of the Wells Family of Real Estate Portfolios, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000; subject to a minimum monthly fee of $10,000. For the period May 1, 2003 (commencement of operations) through December 31, 2003, Rydex received $_______________ from Wells for these services.

     The sub-adviser to Shepherd Opportunity Growth Portfolio is Nye, Parnell & Emerson Capital Management, Inc. ("Nye, Parnell"). Nye, Parnell was formed in 1986. Paul Dietrich owns 71% of the equity in Eton Court Asset Management, Ltd. ("Eton Court"), which owns 100% of Nye, Parnell. Mr. Dietrich is President/Managing Director of Eton Court. Waterside Capital of Norfolk, Virginia owns the remaining 29% of the equity in Eton Court. Under the terms of a sub-advisory agreement with the Adviser, Nye, Parnell receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. Effective May 1, 2004 through ____________, Nye, Parnell has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

     Nye, Parnell retains the right to use the name "Shepherd" in connection with another investment company or business enterprise with which Nye, Parnell is or may become associated. The Trust's right to use the name "Shepherd" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Nye, Parnell on ninety days written notice.

     The sub-adviser to the Potomac Portfolios and Access U.S. Government Money Market Portfolio is Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty was organized as a New York limited liability corporation in June 1997. Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. Effective May 1, 2004 through ____________, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the Portfolios it manages to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation. For the period May 1, 2003 (commencement of operations) through December 31, 2003, Rafferty received fees from the Adviser as follows: Potomac OTC Plus Portfolio $______________; Potomac Dow 30SM Plus Portfolio $______________; Access U.S.
Government  Money  Market  Portfolio  $______________.  The Potomac Mid Cap Plus
Portfolio, Potomac Small Cap Plus Portfolio, Potomac OTC/Short Portfolio, Potomac Small Cap/Short Portfolio, and Potomac U.S./Short Portfolio did not pay any sub-advisory fees for the period, as such Portfolios have not commenced operations as of the date of this SAI.

     Rafferty retains the right to use the name "Potomac" in connection with another investment company or business enterprise with which Rafferty is or may become associated. The Trust's right to use the name "Potomac" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Rafferty on ninety days written notice.


     The sub-advisor to PMFM ETF Portfolio is PMFM, Inc., ("PMFM") 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. PMFM, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the PMFM have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. PMFM currently has approximately [$445] million in assets under management. Under the terms of a sub-advisory agreement with the Adviser, PMFM receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of [_______%] of the average daily net assets of the Portfolio. Effective May 1, 2004 through ____________, PMFM has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at [_______%] of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the [_______%] expense limitation.

     PMFM retains the right to use the name "PMFM" in connection with another investment company or business enterprise with which PMFM is or may become associated. The Trust's right to sue the name "PMFM" automatically ceases ninety
(90) days after termination of the sub-advisory agreement and may be withdrawn by PMFM on ninety days written notice.

     The sub-adviser to Target Multi-Cap 100 Portfolio is First Trust Advisors L.P., ("First Trust") 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. First Trust is an Illinois limited partnership formed in 1991, with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust is controlled by Grace Partners and The Charger Corporation. Under the terms of the sub-advisory agreement with the Adviser, First Trust receives an annual fee from the Adviser equal to _______% of the average daily net assets of the Portfolio. Effective May 1, 2004 through ____________, First Trust has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at [____%] of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the [____%] expense limitation.

     First Trust retains the right to use the name "Target" in connection with another investment company or business enterprise with which First Trust is or may become associated. The Trust's right to sue the name "Target" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by First Trust on ninety days written notice.


     For purposes of each sub-adviser's fee waiver and expense reimbursement obligations described above, "operating expenses" of a Portfolio, include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

     Subject always to the control of the Board of Trustees, each sub-adviser, at its expense, furnishes continuously an investment program for each Portfolio sub-advised by that sub-adviser. Each sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the respective Portfolio sub-advised by that sub-adviser. Each sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each sub-adviser pays all expenses incurred by it in connection with its activities under its sub-advisory agreement with the Adviser other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the respective Portfolio sub-advised by that sub-adviser. In the case of Wells S&P REIT Index Portfolio, Wells has delegated these duties to Rydex.

Approval of Agreements


Approval of Management Agreement


The Board of Trustees approved the Management Agreement between the Trust and the Adviser at a meeting held on April 9, 2003. Counsel to the Trust reviewed the terms of the proposed Agreement. The Trustees discussed the proposed relationship between the Adviser and the various Sub-Advisers, and the fees to be paid to each. They discussed the proposed fees relative to other equity Portfolios. Michael Williams, President of the Adviser, described the business purpose of the Trust, the financial condition of the Adviser, the Adviser's marketing plans, and his asset expectations for the Portfolios. He noted that since the Adviser would not be directly managing the portfolios, the firm would make no use of soft dollar arrangements. He also certified to the Board that the Adviser had adopted the Trust's Code of Ethics and had procedures in place reasonably designed to prevent and detect violations of the Code. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by the Adviser and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to the Adviser pursuant to the Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of the proposed Agreement was a reasonable business arrangement, and that the Agreement should be approved.


Approval  of  Sub-Advisory  and  Sub-Sub  Advisory   Agreements  -  Wells  Asset
Management, Inc./Rydex Global Advisors


Approximate
The Board of Trustees approved the Sub-Advisory Agreement between the Adviser and Wells, with respect to the Wells S&P REIT Index Portfolio, at a meeting held on April 9, 2003. At that meeting, the Trustees also approved the sub-sub-advisory agreement between Wells and Rydex, with respect to the Portfolio. Counsel to the Trust reviewed the terms of the proposed Agreements. The Trustees discussed the proposed relationship between the Adviser and Wells, and the proposed relationship between Wells and Rydex and the fees to be paid to each. They noted that the Portfolio would be paying no fees directly to either Wells or Rydex. Doug Mayer of Wells joined the meeting to discuss the approval of the Agreements. He described his firm and the personnel who would be responsible for the Portfolio. Mr. Mayer distributed, and the Board reviewed, Wells' balance sheet and income statement. He discussed the advantages of REITs, and the overall performance of REITs as an asset class. Mr. Mayer described the investment philosophy that would be used with respect to the Portfolio, and provided information regarding the prior performance of a similar Portfolio managed by Wells. He discussed the proposed role of Rydex, and the role that firm would play in the execution of trades. Tim Myer and John Escario of Rydex joined the meeting by telephone to discuss the approval of the Agreement. They discussed their firm and its personnel. Mr. Myer noted that once the Portfolio reached the proper size, it would own all of the securities within the S&P REIT Index, but that initially the portfolio would consist of a sampling of the securities. He discussed the firm's intention to remain fully invested, and indicated that there would be no soft dollar arrangements in place. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Wells and by Rydex and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid pursuant to each Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of each Agreement was a reasonable business arrangement. The Trustees approved the proposed Agreement between the Adviser and Wells, and the proposed Agreement between Wells and Rydex.

Approval of Sub-Advisory Agreement - Nye, Parnell & Emerson Capital Management, Inc.

Approximate
[The Board of Trustees approved the Sub-Advisory Agreement between the Adviser and Nye, Parnell, with respect to the Shepherd Opportunity Growth Portfolio, at a meeting held on April 9, 2003. Counsel to the Trust reviewed the terms of the proposed Agreement. The Trustees discussed the proposed relationship between the Adviser and Nye, Parnell, and the fees to be paid to each. They noted that the Portfolio would be paying no fees directly to Nye, Parnell. Paul Deitrich of Nye, Parnell joined the meeting to discuss the approval of the Agreement. Mr. Deitrich described his firm and its personnel, as well as the investment philosophy and techniques that would be used in connection with the Portfolio. He noted that the Portfolio might from time to time take defensive positions and would not be fully invested at those times. He discussed with the Trustees his firm's values-based screening process, and how that process would affect the composition of the Portfolio's portfolio. The Trustees reviewed the firm's Code of Ethics, and Mr. Deitrich certified that there were procedures in place reasonably designed to prevent and detect violations of the Code. Mr. Deitrich noted that there would be no soft dollar arrangements in place. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Nye, Parnell and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to Nye, Parnell pursuant to the Agreement were reasonable. The Trustees determined that the overall arrangement provided under the terms of the proposed Agreement was a reasonable business arrangement, and that the Agreement should be approved.]

Approval of Sub-Advisory Agreements - Rafferty Asset Management, LLC

The Board of Trustees approved the Sub-Advisory Agreements between the Adviser and Rafferty, with respect to the Potomac Dow 30 Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio, at a meeting held on April 9, 2003. Counsel to the Trust reviewed the terms of the proposed Agreements. The Trustees discussed the proposed relationship between the Adviser and Rafferty, and the fees to be paid to each. They noted that the Portfolios would be paying no fees directly to Rafferty. Daniel O'Neill joined the meeting to discuss the approval of the Agreement. He described the history of his firm, its personnel, and the investment philosophy that would be used in connection with the Portfolios. He noted that the Portfolios would generally be fully invested, and described some of the more aggressive techniques that would be used. He assured the Board that there would be no soft dollar arrangements in place. The Trustees reviewed the firm's Code of Ethics, and Mr. O'Neill certified that there were procedures in place reasonably designed to prevent and detect violations of the Code. The Trustees then reviewed a recent balance sheet and income statement from Rafferty, and information regarding the prior performance of the sub-adviser. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Rafferty and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to Rafferty pursuant to the Agreements were reasonable. The Trustees determined that the overall arrangements provided under the terms of the proposed Agreements were reasonable business arrangements, and that the Agreements should be approved with respect to the three Portfolios.


Approval of Sub-Advisory Agreement - PMFM, Inc.

         [to be supplied]

Approval of Sub-Advisory Agreement - First Trust Advisors L.P.

         [to be supplied]


DISTRIBUTION PLAN

     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits each Portfolio to pay directly, or reimburse the Adviser and the Trust's distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of each Portfolio. Under the Plan, the Trust may engage in any activities related to the distribution of each Portfolios' shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that are engaged in the sale of shares, or that may be advising shareholders of the Portfolio regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Portfolio and its shareholders; (b) payments made to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that render shareholder support services not otherwise provided by the Portfolio's transfer agent, including, but not limited to, allocated overhead, office space and equipment, computer programming expense, telephone facilities and expenses, answering routine inquiries regarding the Portfolio, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request;
(c) expenses of maintaining personnel (including personnel of organizations with which the Portfolio has entered into agreements related to this Plan) who engage in or support distribution of shares (including training costs); (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Portfolio for recipients other than existing shareholders of the Portfolio; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Portfolio may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

     The Trustees expect that the Plan may significantly enhance each Portfolio's ability to distribute its shares. The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of any of the Portfolios and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. The Trustees must approve continuation of the Plan and the related agreements annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of each Portfolio. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of each Portfolio, and all material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees. For the period May 1, 2003 through (commencement of operations) through December 31, 2003, each Portfolio paid the following distribution fees:


                                                  DISTRIBUTION FEES PAID
                                                                     For the period May 1, 2003 (commencement of
                              Portfolio                                 operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                 $
         Potomac OTC Plus Portfolio                                                       $
         Potomac Dow 30SM  Plus Portfolio                                                 $
         Access U.S. Government Money Market Portfolio                                    $
         Shepherd Opportunity Growth Portfolio1                                          N/A
         Potomac Small Cap Plus Portfolio1                                               N/A
         Potomac Mid Cap Plus Portfolio1                                                 N/A
         Potomac OTC/Short Portfolio1                                                    N/A
         Potomac Small Cap/Short Portfolio1                                              N/A
         Potomac U.S./Short Portfolio1                                                   N/A
         Target Multi-Cap 100 Portfolio1                                                 N/A
         PMFM ETF Portfolio1                                                             N/A
         1 Did not pay any distribution fees for the period because the Portfolios had not commenced operations.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Trust is not part of a Portfolio complex, and each Trustee oversees each Portfolio.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

-------------------------------- ----------------------------- -------------------------------------- ---------------
                                 Position(s) Held With Trust    Principal Occupations During Past 5       Other
     Name, Age and Address        and Length of Time Served                    Years                  Directorships
                                                                                                         Held by
                                                                                                         Trustee
-------------------------------- ----------------------------- -------------------------------------- ---------------
-------------------------------- ----------------------------- -------------------------------------- ---------------
Michael V. Williams1                Trustee, President and       Marketing VP with Western Reserve         None
475 Hickorynut Avenue                Treasurer since 2003        Life from 1990 to September 2002;
Oldsmar, Florida 34677                                            President of the Adviser since
Year of Birth: 1948                                                 December 2002; President of
                                                               Insurance Technology Group, Inc., an
                                                                 internet marketing platform, and
                                                                Executive VP of C.O.R.E. Marketing,
                                                                Inc., an insurance wholesale firm,
                                                                       since September 2002
-------------------------------- ----------------------------- -------------------------------------- ---------------
-------------------------------- ----------------------------- -------------------------------------- ---------------


                                     Secretary since 2004
-------------------------------- ----------------------------- -------------------------------------- ---------------
1  Mr. Williams may be deemed to be an "interested person" of the Trust because he is President of Access Portfolio
Management, LLC, the investment adviser to each of the Portfolios.


         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

---------------------------- -------------------- ----------------------------------------------- -----------------
                              Position(s) Held                                                         Other
   Name, Age and Address       With Trust and       Principal Occupations During Past 5 Years      Directorships
                                  Length of                                                       Held by Trustee
                                 Time Served
---------------------------- -------------------- ----------------------------------------------- -----------------
---------------------------- -------------------- ----------------------------------------------- -----------------
Gary E. Hippenstiel                               Director, Vice President and Chief Investment   Trustee of
600 Jefferson Street         Trustee since 2003   Officer of Legacy Trust Company since 1992.     AmeriPrime
Suite 350                                                                                         Portfolios
Houston, TX  77002                                                                                since 1995;
Year of Birth:  1947                                                                              Trustee of
                                                                                                  AmeriPrime
                                                                                                  Advisors Trust
                                                                                                  and Unified
                                                                                                  Series Trust
                                                                                                  since 2002
---------------------------- -------------------- ----------------------------------------------- -----------------
---------------------------- -------------------- ----------------------------------------------- -----------------
Mark W. Muller                                    President of JAMAR Resources, Inc., a
5016 Cedar River Tr.         Trustee since 2003   manufacturers' representative firm, September         None
Fort Worth, Texas 76137                           2001 to present; Account Manager for SCI,
Year of Birth:  1964                              Inc., a custom manufacturer, from April 2000
                                                  to September 2001.  Account Manager for
                                                  Clarion Technologies, a manufacturer of
                                                  automotive, heavy truck, and consumer goods,
                                                  from 1996 to April 2000.  Trustee of
                                                  AmeriPrime Portfolios and AmeriPrime Advisors
                                                  Trust until December 2002.
---------------------------- -------------------- ----------------------------------------------- -----------------
---------------------------- -------------------- ----------------------------------------------- -----------------
Richard J. Wright, Jr.                            Various positions with Texas Instruments, a
13532 N. Central             Trustee since 2003   technology company, since 1995, including the         None
Expressway, MS 3800                               following:  Program Manager for
Dallas, Texas 75243                               Semi-Conductor Business Opportunity
Year of Birth:  1962                              Management System, 1998 to present;
                                                  Development Manager for web-based interface,
                                                  1999 to present; Systems Manager for
                                                  Semi-Conductor Business Opportunity
                                                  Management System, 1997 to 1998; Development
                                                  Manager for Acquisition Manager, 1996-1997;
                                                  Operations Manager for Procurement Systems,
                                                  1994-1997.  Trustee of AmeriPrime Portfolios
                                                  and AmeriPrime Advisors Trust until December
                                                  2002.
---------------------------- -------------------- ----------------------------------------------- -----------------



     The Trust's audit committee consists of Gary E. Hippenstiel, Mark W, Muller and Richard J. Wright. The audit committee is responsible for overseeing each Portfolio's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Portfolio's financial statements and the independent audit of the financial statements; and acting as a liaison between each Portfolio's independent auditors and the full Board of Trustees. The audit committee met ____________ times during the fiscal period ended December 31, 2003.

     The  following  table  provides   information   regarding  shares  of  each
Portfolio1 owned by each Trustee as of December 31, 2003.

---------------------------- -----------------------------------------------------------------------------------------
       Name                                              Dollar Range of Portfolio Shares
---------------------------- -----------------------------------------------------------------------------------------
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
                             Wells S&P REIT Index                                                    Access U.S.
                                   Portfolio          Potomac OTC Plus      Potomac Dow 30SM       Government Money
                                                         Portfolio           Plus Portfolio        Market Portfolio
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
Michael V. Williams
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
Gary E. Hippenstiel
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
Mark W. Muller
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
---------------------------- ---------------------- --------------------- ---------------------- ---------------------
Richard J. Wright, Jr.
---------------------------- ---------------------- --------------------- ---------------------- ---------------------

     1 The  Trustees  do not own  any  shares  of  Shepherd  Opportunity  Growth
Portfolio,  Potomac Mid Cap Plus  Portfolio,  Potomac Small Cap Plus  Portfolio,
Potomac  OTC/Short  Portfolio,   Potomac  Small  Cap/Short  Portfolio,   Potomac
U.S./Short Portfolio,  Target Multi-Cap 100 Portfolio, or PMFM ETF Portfolio, as
none of those Portfolios have commenced operations as of the date of this SAI.

     No officer, director or employee of the Adviser receives any compensation from any Portfolio for acting as a Trustee or officer of the Trust. The compensation paid to the Trustees for the period May 1, 2003 (commencement of operations) through December 31, 2003 is set forth in the following table.
Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

     -------------------------- ---------------------------------------- -----------------------------------------
                                        Aggregate Compensation              Total Compensation from Trust and
               Name                           from Trust                            Portfolio Complex*
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Michael V. Williams                         None                                      None
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Gary E. Hippenstiel
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Mark W. Muller
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Richard J. Wright
     -------------------------- ---------------------------------------- -----------------------------------------
         *For purposes of this table,  "Portfolio  Complex" means one or more mutual  Portfolios,  including the  Portfolios, which have a common  investment  adviser or  affiliated  investment  advisers  or which hold  themselves  out to the public as being related.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, each sub-adviser is responsible for the applicable Portfolio's investment decisions and the placing of each Portfolio's investment transactions. In placing investment transactions, each sub-adviser seeks the best qualitative execution for the applicable Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Each sub-adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, each sub-adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     Each sub-adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the applicable Portfolio and/or the other accounts over which the sub-adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the sub-adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or that sub-adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom each Portfolio effects securities transactions may also be used by the sub-advisers in servicing accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the sub-adviser in connection with its services to a Portfolio. Although research services and other information are useful to the Portfolios and the sub-adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the sub-advisers that the review and study of the research and other information will not reduce the overall cost to the sub-adviser of performing duties for each Portfolio under the sub-advisory agreements.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     When a Portfolio and other clients of a sub-adviser seek to purchase or sell the same security at or about the same time, the sub-adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular investment security if the other client desires to sell the same investment security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Each sub-adviser, taking into account such factors as the size of the individual orders and transaction costs, when that sub-adviser believes adjustment is reasonable, may adjust the allocation. For the period May 1, 2003 (commencement of operations) through December 31, 2003, the Portfolios paid the following brokerage commissions:

                                                BROKERAGE COMMISSIONS PAID
                                                                        For the period May 1, 2003 (commencement
                              Portfolio                                 of operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                  $
         Potomac OTC Plus Portfolio                                                        $
         Potomac Dow 30SM  Plus Portfolio                                                  $
         Access U.S. Government Money Market Portfolio                                     $
         Shepherd Opportunity Growth Portfolio1                                           N/A
         Potomac Small Cap Plus Portfolio1                                                N/A
         Potomac Mid Cap Plus Portfolio1                                                  N/A
         Potomac OTC/Short Portfolio1                                                     N/A
         Potomac Small Cap/Short Portfolio1                                               N/A
         Potomac U.S./Short Portfolio1                                                    N/A
         Target Multi-Cap 100 Portfolio1                                                  N/A
         PMFM ETF Portfolio1                                                              N/A
         1 Did not pay any brokerage  commission for the period, as none of these Portfolios have commenced  operations as of the date of this SAI.


     The Trust, the Adviser, the distributor and each Portfolio's sub-adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to each Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by each Portfolio. You may obtain a copy of each Code of Ethics from the SEC.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Portfolio is determined as of 4:00 p.m., Eastern Time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Portfolio's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


     [Securities that are traded on any exchange are generally valued by the pricing service at the last quoted sale price. Securities that are traded on the NASDAQ are generally valued by the pricing service at the NASDAQ official closing price. When market quotations are not readily available, when a sub-adviser determines the price provided by the pricing service does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.]


     It is the policy of the Access U.S. Government Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Access U.S. Government Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Access U.S. Government Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the sub-adviser to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

     Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than ..5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If a sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.



ADDITIONAL TAX INFORMATION

     Each Portfolio intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Portfolios of liability for federal income taxes. If for any taxable year a Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a
Portfolio's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Each Portfolio's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Additional Diversification Requirement

     Each Portfolio intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the diversification requirements imposed on the Portfolios, place certain limitations on the assets of each Separate Account, and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

INVESTMENT PERFORMANCE

     Each Portfolio may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:



                           P (1+T)n = ERV

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the
                                            beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P (1+T)n = ATVD

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions)
                           n        =       number of years
                           ATVD             ending  value at the end of the  applicable  period  of the  hypothetical  $1,000 investment  made at the  beginning  of the  applicable  period,  after  taxes  on
                                            Portfolio distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus
(including any applicable sales load) on the reinvestment dates during the period.


     The following table provides information regarding the performance of Portfolios for the period ended December 31, 2003.


                                          Wells S&P REIT IndexSM Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                          Potomac Dow 30sm Plus Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions
         Average  Annual Total Return After Taxes of  Distributions  and Sale of
         Portfolio Shares
                                             Potomac OTC Plus Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                   Access U.S. Government Money Market Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                          Potomac Small Cap Plus Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                            Potomac OTC/Short Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average  Annual Total Return After Taxes of  Distributions  and Sale of
         Portfolio Shares
                                           Potomac Mid Cap Plus Portfolio
                                                                                      Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                         Potomac Small Cap/Short Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                           Target Multi-Cap 100 Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
                                                 PMFM ETF Portfolio
                                                                                  Since Inception1
         Average Annual Total Return
         Average Annual Total Return After Taxes on Distributions                           N/A2
         Average Annual Total Return After Taxes of Distributions and Sale of
         Portfolio Shares
         1  May 1, 2003.
         2 These Portfolios have not commenced operations as of the date of this SAI.


     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P (1+T)n = ATVDR

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions and redemption)
                           n        =       number of years
                           ATVDR            ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on
                                            Portfolio distributions and redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     In addition to providing average annual total return, each Portfolio may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Portfolio's shares) as of the end of a specified period.

     Each Portfolio's investment performance will vary depending upon market conditions, the composition of a Portfolio's investment portfolio and operating expenses of a Portfolio. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Portfolio's performance to those of other investment companies or investment vehicles. The risks associated with each Portfolio's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. No Portfolio has performance information to report, as it has not commenced operations as of the date of this SAI.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Portfolio may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of a Portfolio or considered to be representative of the stock market in general. These may include the S&P 500 Index, the Nasdaq Composite Index or the Dow Index.


     In addition, the performance of each Portfolio may be compared to other groups of mutual Portfolios tracked by any widely used independent research firm which ranks mutual Portfolios by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual Portfolios in a group may not be the same as those of a Portfolio. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also might be used.


Yield Computations

     The Access U.S. Government Money Market Portfolio's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The Access U.S. Government Money Market Portfolio's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1) 365/7] - 1

     The yields quoted in any advertisement or other communication represents past performance and should not be considered a representation of the yields of the Access U.S. Government Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Access U.S. Government Money Market Portfolio and changes in interest rates on such investments, but also on changes in the Access U.S. Government Money Market Portfoli's expenses during the period.

     Yield information may be useful in reviewing the performance of the Access U.S. Government Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Access U.S. Government Money Market Portfolio's yield will fluctuate.



CUSTODIAN

     The Huntington National Bank, Easton Service Center, 7 Easton Oval EA4E72, Columbus, Ohio 43219, has been retained to act as custodian for the investments of each of the Portfolios. As custodian, The Huntington National Bank, acts as each Portfolio's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Portfolios. The Distributor is obligated to sell the shares of the Portfolios on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is controlled by Unified Financial Services, Inc.

ACCOUNTANTS


     The  firm  of   ______________________________________________,   has  been
selected as independent public accountants for the Trust for the fiscal year ending December 31, 2004. ________________________ will perform an annual audit each of the Portfolios' financial statements and advises each of the Portfolios as to certain accounting matters.



TRANSFER AGENT


     Each  Portfolios   transfer  agent,   Unified  Portfolio  Services,   Inc.
("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, maintains the records of each shareholder's account, answers shareholders' inquires concerning their accounts, processes purchases and redemptions of the Portfolio's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Unified receives from each Portfolio for its services as transfer agent a fee payable monthly at an annual rate of $18 per account for the money market Portfolio and $15 per account for the other Portfolios, provided, however, that the minimum fee is $10,000 per year with respect to each Portfolio's initial class of shares, plus $9,000 per year for each additional share class. In addition, each Portfolio pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines. For Portfolios advised by a common sub-adviser, the Transfer Agency fees with respect to those Portfolios will be calculated as provided above. The fees for all such Portfolios will be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees and/or per account fees. The following table describes the fees paid to Unified for transfer agency services:


                                                TRANSFER AGENCY FEES PAID
                                                                        For the period May 1, 2003 (commencement
                              Portfolio                                 of operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                  $
         Potomac OTC Plus Portfolio                                                        $
         Potomac Dow 30SM  Plus Portfolio                                                  $
         Access U.S. Government Money Market Portfolio                                     $
         Shepherd Opportunity Growth Portfolio1                                           N/A
         Potomac Mid Cap Plus Portfolio1                                                  N/A
         Potomac Small Cap Plus Portfolio1                                                N/A
         Potomac OTC/Short Portfolio1                                                     N/A
         Potomac Small Cap/Short Portfolio1                                               N/A
         Potomac U.S./Short Portfolio1                                                    N/A
         Target Multi-Cap 100 Portfolio1                                                  N/A
         PMFM ETF Portfolio1                                                              N/A
         1 Did not pay any transfer agency fees for the period,  as none of these Portfolios have commenced  operations as of the date of this SAI.

     Unified also provides accounting and pricing services to each Portfolio. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Unified to perform its duties, each Portfolio pays Unified an asset-based fee computed as a percentage of each Portfolio's average net assets, provided, however, that the minimum fee is $20,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. In addition, each Portfolio pays all costs of external pricing services. For Portfolios advised by a common sub-adviser, the average daily net assets of those Portfolios will be aggregated. The Portfolio Accounting fees will be calculated as provided above, based on the aggregated assets. The fees will then be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees. The following table describes the fees paid to Unified for accounting and pricing services:


                                                   ACCOUNTING FEES PAID
                                                                        For the period May 1, 2003 (commencement
                              Portfolio                                 of operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                  $
         Potomac OTC Plus Portfolio                                                        $
         Potomac Dow 30SM  Plus Portfolio                                                  $
         Access U.S. Government Money Market Portfolio                                     $
         Shepherd Opportunity Growth Portfolio1                                           N/A
         Potomac Mid Cap Plus Portfolio1                                                  N/A
         Potomac Small Cap Plus Portfolio1                                                N/A
         Potomac OTC/Short Portfolio1                                                     N/A
         Potomac Small Cap/Short Portfolio1                                               N/A
         Potomac U.S./Short Portfolio1                                                    N/A
         Target Multi-Cap 100 Portfolio1                                                  N/A
         PMFM ETF Portfolio1                                                              N/A
         1 Did not pay any  accounting  and  pricing  fees  for the  period,  as  none of  these  Portfolios  have  commenced operations as of the date of this SAI

     Unified also provides administrative services to each Portfolio. In this capacity, Unified supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Unified supervises the preparation of tax returns, reports to shareholders of each Portfolio, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Portfolio pays Unified a fee at the annual rate of .10% of the first $50 million in average daily net assets, provided, however, that the minimum fee is $25,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. For Portfolios advised by a common sub-adviser, the average daily net assets of those Portfolios will be aggregated. The Portfolio Administration fees will be calculated as provided above, based on the aggregated assets. The fees will then be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees. The following table describes the fees paid to Unified for administrative services:




                                            ADMINISTRATIVE SERVICES FEES PAID
                                                                        For the period May 1, 2003 (commencement
                              Portfolio                                 of operations) through December 31, 2003
         Wells S&P REIT IndexSM Portfolio                                                  $
         Potomac OTC Plus Portfolio                                                        $
         Potomac Dow 30SM  Plus Portfolio                                                  $
         Access U.S. Government Money Market Portfolio                                     $
         Shepherd Opportunity Growth Portfolio1                                           N/A
         Potomac Mid Cap Plus Portfolio1                                                  N/A
         Potomac Small Cap Plus Portfolio1                                                N/A
         Potomac OTC/Short Portfolio1                                                     N/A
         Potomac Small Cap/Short Portfolio1                                               N/A
         Potomac U.S./Short Portfolio1                                                    N/A
         Target Multi-Cap 100 Portfolio1                                                  N/A
         PMFM ETF Portfolio1                                                              N/A
         1 Did not pay any  administrative  services  fees  for the  period,  as  none of  these  Portfolios  have  commenced operations as of the date of this SAI


PROXY VOTING POLICIES



     The proxy voting polices of the Adviser and each sub-adviser are attached hereto as Appendices A-F.

FINANCIAL STATEMENTS - to be supplied

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Annual Report to the Shareholders for the period May 1, 2003 (commencement of operations) through December 31, 2003 for the Wells S&P REIT Indexsm Portfolio, Potomac Dow sm Plus Portfolio, Potomac OTC Plus Portfolio, and Access U.S. Government Money Market Portfolio. Potomac Small Cap Plus Portfolio, Potomac OTC/Short Portfolio, Potomac U.S./Short Portfolio, Target Multi-Cap 100 Portfolio and PMFM ETF Portfolio are not included in the Annual Report because they have not commenced operations as of the date of this Statement of Additional Information. The Trust will provide the Annual Report without charge upon written request or by telephone.

Appendices A - F - to be supplied

Access Variable Insurance Trust
PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.


         (i) Copy of Registrant's Management Agreement with Access Fund Management, LLC ("Access"), adviser to each of the Registrant's Portfolios, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Copy of Amended Exhibit to the Management Agreement - to be supplied.

         (iii) Copy of the Sub-Advisory Agreement between Access and Wells Asset Management, Inc., for the Wells S&P REIT Index Portfolio, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (iv) Copy of the Sub-Advisory Agreement between Access and Nye, Parnell & Emerson Capital Management, Inc., for the Shepherd Opportunity Growth Portfolio - to be supplied.

         (v) Copy of the Sub-Advisory Agreements between Access and Rafferty Asset Management, LLC ("Rafferty"), for the Potomac Dow 30 Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio, which were filed as Exhibits to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

         (vi) Copy of the Sub-Advisory Agreements between Access and Rafferty, for the Potomac Mid Cap Plus Portfolio, the Potomac Small Cap Plus Portfolio, the Potomac OTC/Short Portfolio, the Potomac Small Cap/Short Portfolio and the Potomac U.S./Short Portfolio - to be supplied.

         (vii) Copy of the Interim Sub-Advisory Agreement between Wells Asset Management, Inc. and Padco Advisors, Inc., d/b/a Rydex Global Advisors, for the Wells S&P REIT Index Portfolio is filed herewith.

         (viii) Copy of the Sub-Advisory Agreement between Access and First Trust Advisors L.P. ("First Trust"), for the Target Multi-Cap 100 Portfolio - to be supplied.

         (ix) Copy of the Sub-Advisory Agreement between Access and PMFM, Inc. ("PMFM"), for the PMFM ETF Portfolio - to be supplied.

(e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(f) Bonus or Profit Sharing Contracts. None.


(g) Custodian Agreements. Copy of Registrant's Custody Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(h) Other Material Contracts.


         (i) Copy of the Participation Agreement between Registrant and Western Reserve Life Assurance Co. of Ohio, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Copy of the Participation Agreement between Registrant and Transamerica Financial Life Insurance Company, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(i) Legal Opinion. Opinion of Thompson Hine LLP - to be supplied.

(j) Other Opinions. Consent of Accountants - to be supplied.


(k) Omitted Financial Statements. None.


(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(m) Rule 12b-1 Plan.


         (i) Registrant's Rule 12b-1 Distribution Plan, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Registrant's Brokerage Enhancement Plan, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Codes of Ethics.

         (i) Code of Ethics of Registrant and Adviser, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Code of Ethics of Wells Asset Management, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


         (iii) Code of Ethics of Nye, Parnell & Emerson Capital Management, Inc., to be supplied.


         (iv) Code of Ethics of Rafferty Asset Management, LLC, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (v) Code of Ethics of Padco Advisors, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (vi) Code of Ethics of First Trust - to be supplied.

         (vii) Code of Ethics of PMFM - to be supplied.


(q) Powers of Attorney.


         (i) Power of Attorney for Registrant and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Powers of Attorney for the officers and trustees of the Registrant, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.



Item 24.  Persons Controlled by or Under Common Control with the Fund

      None.

Item 25.  Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Agreements between Access and the sub-adviser may provide for indemnification of a party by the other party (the "Indemnifying Party"), when the claim arises from the Indemnifying Party's will full misfeasance, bad faith, gross negligence or reckless disregard of its obligations.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser


(a)  Access Fund Management, LLC ("Adviser"), 28050 US Hwy. 19 N. , Ste. 301,
Clearwater, FL   33761, adviser to Registrant, will register as a registered investment adviser.


      (i) Adviser has engaged in no other business during the past two fiscal years.

      (ii) Michael V. Williams and Mark T. Bolt are the officers and members of Access Fund Management, LLC.

(b) Wells Asset Management Inc. (Wells), 6200 The Corners Parkway, Suite 250, Norcross, GA 30092, sub-adviser to Registrant, is a registered investment adviser.

      (i) Wells has engaged in no other business during the past two fiscal years.

      (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Leo F. Wells                            President and Treasurer                  Owner and Director of Wells Real
                                                                                 Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Linda L. Carson                         Secretary                                Vice President - Project
                                                                                 Accounting, Wells Real Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Douglas P. Williams                     Vice President                           Sr. VP of Finance and Accounting of
                                                                                 Wells Real Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jill W. Maggiore                        Vice President                           Vice President and Director of
                                                                                 Mutual Funds of Wells Real Estate
                                                                                 Funds
--------------------------------------- ---------------------------------------- -------------------------------------

(c) Nye, Parnell & Emerson Capital Management, Inc. (NP&E), 130 Duke St., Suite
200, Alexandria, VA 22314, sub-adviser to Registrant, is a registered investment adviser.

      (i) NP&E has engaged in no other business during the past two fiscal years.

      (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Eton Court Asset Management, Inc.       Shareholder                              None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Paul G. Dietrich                        Chairman, CEO, CIO                       None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
David H. Cunningham                     Vice President, Sr. Portfolio Manager    None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Benjamin J. Peress                      Vice President, Sr. Portfolio Manager    None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Augustus Miller                         Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
John Failes                             Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Hugh A. Johnson                         Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Gerald P. McBride                       Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Richard Ornstein                        Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Charles H. Merriman                     Director                                 None.
--------------------------------------- ---------------------------------------- -------------------------------------

(d) Rafferty Asset Management, LLC (Rafferty), 500 Fifth Ave., Suite 415, New
York, NY 10110, sub-adviser to Registrant, is a registered investment adviser.

      (i) Rafferty has engaged in no other business during the past two fiscal years.

      (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Timothy P. Hagan                        Vice President                           None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Philip A. Harding                       Managing Director                        None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Stephen P. Sprague                      Vice President                           Chief Financial Officer of Cohane
                                                                                 Rafferty Securities, LLC, Rafferty
                                                                                 Capital Markets, LLC, Rafferty
                                                                                 Holdings, LLC and RCM Financial
                                                                                 Services, LLC
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Daniel D. O'Neill                       Managing Director                        None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jay F. Higgins                          Member                                   Director of Potomac Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Rafferty Holdings LLC                   Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mark D. Edwards                         Vice President                           None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Lawrence C. Rafferty                    CEO, Chairman                            Chief Executive Officer of Cohane
                                                                                 Rafferty Securities, LLC, Rafferty
                                                                                 Capital Markets, LLC, Rafferty
                                                                                 Holdings, LLC and RCM Financial
                                                                                 Services, LLC
--------------------------------------- ---------------------------------------- -------------------------------------

(e) Padco Advisors, Inc., d/b/a Rydex Global Advisors (Rydex), 9601 Blackwell
Road, Suite 500, Rockville, MD 20850, sub-adviser to Registrant, is a registered investment adviser.

      (i) Rydex has engaged in no other business during the past two fiscal years.

      (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Carl G. Verboncoeur                     Chief Executive Officer and Treasurer    Chief Executive Officer, PADCO
                                                                                 Advisors II, Inc.; Rydex Fund Services,
                                                                                 Inc.; and Rydex Distributors, Inc.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Michael P. Byrum                        Chief Operating Officer                  Chief Operating Officer, PADCO Advisors
                                                                                 II, Inc.; Rydex Fund Services, Inc.; and
                                                                                 Rydex Distributors, Inc.
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Robert M. Steele                        Executive Vice President                 Executive Vice President, PADCO Advisors
                                                                                 II, Inc.; and Rydex Distributors, Inc.
--------------------------------------- ---------------------------------------- --------------------------------------
--------------------------------------- ---------------------------------------- --------------------------------------
Joanna M. Haigney                       Secretary and Assistant Treasurer        Chief Compliance Officer, PADCO Advisors
                                                                                 II, Inc.; Rydex Fund Services, Inc.; and
                                                                                 Rydex Distributors, Inc.
--------------------------------------- ---------------------------------------- ----------------------------------------
--------------------------------------- ---------------------------------------- ----------------------------------------



(f) First Trust Advisors L.P. (First Trust), 1001 Warrenville Road, Suite 300,
Lisle, Illinois 60532, adviser to Registrant, is a registered investment adviser.

      (i) First Trust has engaged in no other business during the past two fiscal years.








      (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
James A. Bowen                          Managing Director/President              Managing Director/President, First
                                                                                 Trust Portfolios ("FTP")
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Ronald Dean McAlister                   Managing Director                        Managing Director, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mark R. Bradley                         CFO and Managing Director                CFO and Managing Director, FTP and
                                                                                 Bondwave LLC
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Robert W. Bredemeier                    COO and Managing Director                COO and Managing Director, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Scott Hall                              Managing Director                        Managing Director, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
W. Scott Jardine                        General Counsel                          General Counsel, FTP and Secretary,
                                                                                 Bondwave LLC
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Robert Franklin Carey                   Chief Investment Officer and Senior      Senior Vice President, FTP
                                        Vice President
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mark Sullivan                           Senior Vice President                    Senior Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Bob Porcellino                          Senior Vice President                    Senior Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
David McGarel                           Senior Vice President                    Senior Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jon Carl Erickson                       Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mike Boyle                              Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jason Henry                             Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Bob James                               Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Rick Swiatek                            Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mitch Mohr                              Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Al Davis                                Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jonathan Steiner                        Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
David Pinsen                            Vice President                           Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Kitty Collins                           Assistant Vice President                 Assistant Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Charles Bradley                         Assistant Vice President                 Assistant Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Chuck Craig                             Assistant Vice President                 Assistant Vice President, FTP
--------------------------------------- ---------------------------------------- -------------------------------------

(e) PMFM, Inc. (PMFM), 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia
30622, adviser to Registrant, is a registered investment adviser.

      (i) PMFM has engaged in no other business during the past two fiscal years.







      (ii) See table below.


--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Donald Beasley                          President & Portfolio Manager            Director and executive officer of
                                                                                 MurphyMorris Money Management Co.,
                                                                                 Member of portfolio management team
                                                                                 for MurphyMorris ETF Fund
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Timothy A. Chapman                      Treasurer, Secretary & Portfolio         Director and executive officer of
                                        Manager                                  MurphyMorris Money Management Co.,
                                                                                 Vice President of MurphyMorris
                                                                                 Investment Trust, Member of
                                                                                 portfolio management team for
                                                                                 MurphyMorris ETF Fund
--------------------------------------- ---------------------------------------- -------------------------------------



Item 27.  Principal Underwriters.


(a)  Unified  Financial   Securities,   Inc.,  431  North  Pennsylvania  Street,
Indianapolis,  Indiana 46204, is the principal  underwriter (the  "Underwriter")
for each series of the Registrant.  Unified Financial  Securities,  Inc. is also the underwriter for the AmerPrime Funds,  AmeriPrime Advisors Trust, CCMI Funds,
Forester Funds, Julius Baer Investment Funds,  Lindbergh Funds, Milestone Funds,
Runkel Funds, Sparrow Funds, TANAKA Funds and Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial
Securities, Inc.:

---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                       Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Item 28.  Location of Accounts and Records


     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761 and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


Item 29.  Management Services Not Discussed in Parts A or B

      None.

Item 30.  Undertakings

      None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 12th day of February, 2004.


                         ACCESS VARIABLE INSURANCE TRUST


                                             By:             /s/
                                             -----------------------------------
                                                          Donald S. Mendelsohn,
                                                          Attorney-in-Fact



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Gary E. Hippenstiel,* Trustee                 *By:          /s/
                                               ---------------------------------
                                                          Donald S. Mendelsohn,
Mark W. Muller, * Trustee                                 Attorney-in-Fact


Michael V. Williams, * President,                         February 12, 2004
Treasurer and Trustee


Richard J. Wright,* Trustee

                                  EXHIBIT INDEX


1.   Interim Sub-Advisory Agreement................................EX-99.23.d.v